Eaton Vance

Limited Duration Income Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 48.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.1%
Aernnova Aerospace S.A.U.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	204	$189,543
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	796	739,217
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	1,000	1,078,091
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		748	716,797
Dynasty Acquisition Co., Inc.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		356	306,926
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		662	570,882
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		172	164,631
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2021(3)		224	173,096
TransDigm, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		1,371	1,243,118
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		5,516	5,006,692
WP CPP Holdings, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025		6,635	5,772,699

			$15,961,692

Air Transport — 0.1%
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 12, 2024		400	$392,833
Mileage Plus Holdings, LLC
Term Loan, Maturing June 25, 2027(4)		750	745,916

			$1,138,749

Automotive — 1.0%
Adient US, LLC
Term Loan, 4.25%, (USD LIBOR + 4.00%), Maturing May 6, 2024(5)		718	$692,988
American Axle and Manufacturing, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		2,636	2,510,855
Autokiniton US Holdings, Inc.
Term Loan, 6.55%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		833	795,515
Bright Bidco B.V.
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024		1,748	761,919
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(5)		1,463	1,060,313
Dayco Products, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,164	744,960

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garrett LX III S.a.r.l.
Term Loan, 3.54%, (3 mo. USD LIBOR + 3.25%), Maturing September 27, 2025		295	$275,591
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		581	558,731
Panther BF Aggregator 2 L.P.
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	1,500	1,628,372
Tenneco, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,718	3,254,043
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,096	1,079,183
TI Group Automotive Systems, LLC
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		1,065	1,030,167
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	905	978,503

			$15,371,140

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023		2,875	$2,796,381

			$2,796,381

Brokerage/Securities Dealers/Investment Houses — 0.2%
Advisor Group, Inc.
Term Loan, 5.18%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		1,169	$1,096,055
Clipper Acquisitions Corp.
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,243	1,205,831
OZ Management L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		24	23,711

			$2,325,597

Building and Development — 1.6%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		398	$388,183
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		300	291,906
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,432	2,326,457
APi Group DE, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,517	1,472,802
Beacon Roofing Supply, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		635	607,350
Brookfield Property REIT, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,007	840,897
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(5)		1,175	1,123,782
CPG International, Inc.
Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		976	968,720
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,812	5,502,939

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		786	$750,269
Quikrete Holdings, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,990	2,893,238
RE/MAX International, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		2,205	2,149,763
Realogy Group, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		898	832,614
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,022	970,706
WireCo WorldGroup, Inc.
Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		1,342	1,113,066
Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,425	1,090,125

			$23,322,817

Business Equipment and Services — 4.6%
Adtalem Global Education, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		417	$390,469
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		800	836,000
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	1,758	1,934,128
Allied Universal Holdco, LLC
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,761	2,680,591
Amentum Government Services Holdings, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		1,025	1,012,187
AppLovin Corporation
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		2,267	2,204,879
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		673	661,530
ASGN Incorporated
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		313	306,153
Belfor Holdings, Inc.
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		545	536,333
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		647	610,960
Bracket Intermediate Holding Corp.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		933	865,705
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		582	535,076
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026		1,841	1,786,295
Cardtronics USA, Inc.
Term Loan, Maturing June 25, 2027(4)		550	544,500
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024		1,929	1,865,157

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ceridian HCM Holding, Inc.
Term Loan, 2.61%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		1,523	$1,458,153
CM Acquisition Co.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		264	252,032
Da Vinci Purchaser Corp.
Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027		425	414,729
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		1,975	1,922,540
EAB Global, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		1,393	1,316,326
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023		3,139	3,044,708
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 28, 2024		414	387,510
Garda World Security Corporation
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		859	845,949
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		2,895	2,663,479
IRI Holdings, Inc.
Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		10,008	9,499,295
Iron Mountain, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		904	869,574
KAR Auction Services, Inc.
Term Loan, 2.50%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		645	614,482
Kronos Incorporated
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,798	6,792,020
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,283	1,959,993
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 18, 2025		425	329,375
LGC Group Holdings, Ltd.
Term Loan, Maturing January 22, 2027(4)	EUR	1,000	1,083,194
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		350	336,875
Monitronics International, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		2,008	1,538,528
PGX Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing September 29, 2023		1,401	837,364
Pike Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 24, 2026		494	478,795
Pre-Paid Legal Services, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		490	469,474

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(5)		1,715	$1,653,012
Red Ventures, LLC
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,534	1,456,956
Rockwood Service Corporation
Term Loan, 4.56%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		499	483,788
SMG US Midco 2, Inc.
Term Loan, 3.27%, (USD LIBOR + 2.50%), Maturing January 23, 2025(5)		244	216,902
Speedster Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	1,000	1,067,325
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,848	3,697,909
Tech Data Corporation
Term Loan, Maturing June 30, 2025(4)		1,125	1,115,156
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.88%, (3 mo. EURIBOR + 2.88%), Maturing July 15, 2025	EUR	826	905,235
Tempo Acquisition, LLC
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		970	925,744
Vestcom Parent Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		602	566,311
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		303	292,042
West Corporation
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024		343	295,266
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024		1,194	1,028,357
Zephyr Bidco Limited
Term Loan, 4.35%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	775	910,916

			$68,499,277

Cable and Satellite Television — 1.5%
CSC Holdings, LLC
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,944	$3,750,273
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,062	1,010,077
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,354	1,291,437
Numericable Group S.A.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,086	1,986,439
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	509	548,065
Radiate Holdco, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 1, 2024		608	583,051
Telenet International Finance S.a.r.l.
Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	3,750	4,118,328
UPC Broadband Holding B.V.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	860,625
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	1,500	1,641,802

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Virgin Media SFA Finance Limited
Term Loan, 3.34%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	1,500	$1,790,888
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,300	1,418,559
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	3,750	4,086,203

			$23,085,747

Chemicals and Plastics — 2.3%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		673	$649,087
Aruba Investments, Inc.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		358	358,917
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,000	1,056,090
Emerald Performance Materials, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		1,919	1,858,629
Ferro Corporation
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		338	328,927
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		346	336,078
Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		484	470,254
Flint Group GmbH
Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		187	161,603
Flint Group US, LLC
Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,132	977,565
Gemini HDPE, LLC
Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,842	1,758,759
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,075	1,153,413
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		767	748,069
Illuminate Buyer, LLC
Term Loan, Maturing June 16, 2027(4)		800	789,500
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	200	216,274
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		224	216,726
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	1,228	1,335,072
INEOS Styrolution Group GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing January 29, 2027	EUR	1,000	1,076,313
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	1,000	1,089,444
Messer Industries GmbH
Term Loan, 2.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,605	1,534,081
Minerals Technologies, Inc.
Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(5)		1,107	1,090,603

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Momentive Performance Materials, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		470	$443,211
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	961	1,042,302
Term Loan, 2.31%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		704	680,779
PMHC II, Inc.
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025(5)		2,677	2,275,684
PQ Corporation
Term Loan, Maturing February 7, 2027(4)		1,875	1,839,844
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		1,741	1,700,004
Pregis TopCo Corporation
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		647	625,326
Rohm Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	500	510,841
Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		348	309,068
Spectrum Holdings III Corp.
Term Loan, 3.56%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		207	182,817
Starfruit Finco B.V.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,935	2,768,278
Tronox Finance, LLC
Term Loan, 2.98%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)		3,183	3,059,131
Univar, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		2,089	2,019,455
Venator Materials Corporation
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		413	386,447

			$35,048,591

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,384	$1,492,612

			$1,492,612

Containers and Glass Products — 1.0%
Berry Global, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	$938,521
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		990	950,754
BWAY Holding Company
Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,557	2,309,192
Flex Acquisition Company, Inc.
Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,530	1,470,045
Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,428,545
Libbey Glass, Inc.
DIP Loan, 6.25%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing January 1, 2021(2)		1,606	1,614,918
Term Loan, 0.00%, Maturing April 9, 2021(6)		6,800	1,393,944
Pelican Products, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		637	587,633
Reynolds Consumer Products, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		2,494	2,404,910
Ring Container Technologies Group, LLC
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		899	860,482

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trident TPI Holdings, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		830	$795,994

			$14,754,938

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (2 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		2,115	$2,021,698

			$2,021,698

Drugs — 2.2%
Aenova Holding GmbH
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	500	$554,026
Akorn, Inc.
DIP Loan, 10.50%, (1 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing November 17, 2020		50	50,289
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		1,150	1,104,459
Alkermes, Inc.
Term Loan, 2.45%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		1,112	1,067,964
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,674	3,375,610
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,785	1,646,579
Bausch Health Companies, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		4,984	4,846,301
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		839	828,883
Elanco Animal Health, Inc.
Term Loan, Maturing February 4, 2027(4)		1,850	1,771,375
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		5,262	4,958,355
Horizon Therapeutics USA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		654	635,125
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		6,280	6,188,827
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024		3,667	2,754,818
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025		2,102	1,555,678
Nidda Healthcare Holding AG
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	625	678,049
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,082,572

			$33,098,910

Ecological Services and Equipment — 0.5%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		2,288	$2,267,991

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		5,244	$4,863,458
Patriot Container Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		147	143,005
US Ecology Holdings, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		274	266,785

			$7,541,239

Electronics/Electrical — 7.5%
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024		3,071	$3,005,375
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		475	476,188
Aptean, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		742	702,538
Term Loan - Second Lien, 8.68%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,450	1,396,495
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		773	722,813
Avast Software B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing September 29, 2023	EUR	2,035	2,275,826
Banff Merger Sub, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		2,980	2,828,516
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	296	323,279
Blackhawk Network Holdings, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		833	769,831
Buzz Merger Sub, Ltd.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		574	557,073
Castle US Holding Corporation
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		1,058	975,813
Celestica, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		263	247,406
CentralSquare Technologies, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		887	785,882
Cohu, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		811	770,034
CommScope, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,811	1,725,275
Cornerstone OnDemand, Inc.
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.25%), Maturing April 22, 2027		1,725	1,701,281
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		705	670,397
Datto, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		371	361,737
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024		830	812,372

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electro Rent Corporation
Term Loan, 6.02%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		1,846	$1,804,645
Epicor Software Corporation
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		219	215,124
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024		512	502,917
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		3,041	2,671,962
Fiserv Investment Solutions, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		525	515,156
Flexera Software, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025		269	263,395
GlobalLogic Holdings, Inc.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		453	435,595
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		5,556	5,405,776
Infoblox, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		997	983,795
Informatica, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		5,736	5,491,861
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	3,491	3,770,424
Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(7)		500	502,188
MA FinanceCo., LLC
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		533	500,026
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	1,000	1,107,116
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,800	1,764,000
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing May 17, 2024		1,458	1,372,601
Marcel LUX IV S.a.r.l.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	1,500	1,629,075
Microchip Technology Incorporated
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,550	1,505,003
Mirion Technologies, Inc.
Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		445	435,513
MKS Instruments, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		331	319,152
MTS Systems Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		592	574,391
NCR Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		943	914,589
Recorded Books, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025		249	243,444
Refinitiv US Holdings, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,207	1,182,040

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Renaissance Holding Corp.
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,274	$1,231,321
Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	184,000
Seattle Spinco, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,602	3,376,802
SGS Cayman L.P.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	249	214,271
SkillSoft Corporation
DIP Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing September 14, 2020	462	439,264
Term Loan, 0.00%, Maturing April 28, 2021(6)	8,158	5,072,970
SolarWinds Holdings, Inc.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,170	1,135,485
Solera, LLC
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	853	822,037
Sparta Systems, Inc.
Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	4,454	3,853,208
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,129	1,081,429
SS&C Technologies, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,607	1,539,248
STG-Fairway Holdings, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	425	397,508
SurveyMonkey, Inc.
Term Loan, 3.86%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	721	698,885
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	1,070	920,499
Switch, Ltd.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	267	263,749
Syncsort Incorporated
Term Loan, 6.61%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,578	2,513,149
Tibco Software, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	5,122	4,923,621
Term Loan - Second Lien, 7.43%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	475	458,969
TTM Technologies, Inc.
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	297	288,527
Uber Technologies, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,513	3,350,643
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	7,752	7,438,615
Ultimate Software Group, Inc. (The)
Term Loan, Maturing May 4, 2026(4)	3,950	3,890,750
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,712	1,661,007
Ultra Clean Holdings, Inc.
Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	802	786,363
Verifone Systems, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,257	1,063,308
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing January 27, 2023	2,651	2,459,137

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VS Buyer, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,097	$1,064,332
Vungle, Inc.
Term Loan, 5.68%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		4,516	4,425,557
Western Digital Corporation
Term Loan, 1.92%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,535	1,502,704

			$112,275,277

Equipment Leasing — 0.2%
Boels Topholding B.V.
Term Loan, Maturing February 5, 2027(4)	EUR	750	$812,606
Delos Finance S.a.r.l.
Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		2,293	2,172,144
IBC Capital Limited
Term Loan, 4.06%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		362	347,269

			$3,332,019

Financial Intermediaries — 1.6%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		446	$412,088
Aretec Group, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,372	2,182,125
Citco Funding, LLC
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,945	3,841,268
Claros Mortgage Trust, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		794	734,450
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		4,058	1,684,015
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		269	262,092
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	822,402
FinCo. I, LLC
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		954	921,066
Focus Financial Partners, LLC
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		3,000	2,879,656
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		540	524,163
Greenhill & Co., Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,143	1,086,167
GreenSky Holdings, LLC
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,515	1,454,520
Guggenheim Partners, LLC
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		2,699	2,653,231
Harbourvest Partners, LLC
Term Loan, 2.57%, (2 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		1,007	974,483

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,087,454
Starwood Property Trust, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		521	500,220
StepStone Group L.P.
Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		635	619,491
Victory Capital Holdings, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,201	1,168,870
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		531	516,042

			$24,323,803

Food Products — 1.8%
Alphabet Holding Company, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		3,830	$3,610,846
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		388	379,717
B&G Foods, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		273	270,123
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		389	338,430
CHG PPC Parent, LLC
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	2,000	2,154,311
Dole Food Company, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 6, 2024		1,850	1,804,906
Froneri International PLC
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		2,200	2,077,167
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 29, 2027	EUR	1,275	1,383,122
Hearthside Food Solutions, LLC
Term Loan, 3.87%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		760	725,512
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		468	449,160
HLF Financing S.a.r.l.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,081	1,046,301
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	2,221	2,494,554
JBS USA Lux S.A.
Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,715	4,520,806
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	3,000	3,366,754
Sunshine Investments B.V.
Term Loan, 4.28%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	900,516
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	1,000	1,056,090

			$26,578,315

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 0.4%
Aramark Services, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		933	$884,630
IRB Holding Corp.
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025		2,234	2,071,052
Restaurant Technologies, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		222	206,111
US Foods, Inc.
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		855	797,252
Term Loan, 3.07%, (3 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,712	1,615,759

			$5,574,804

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.43%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		634	$621,075
L1R HB Finance Limited
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	750	565,963

			$1,187,038

Forest Products — 0.0%(8)
Clearwater Paper Corporation
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		279	$277,729

			$277,729

Health Care — 4.9%
Acadia Healthcare Company, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		273	$268,518
Accelerated Health Systems, LLC
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		566	540,888
ADMI Corp.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,813	1,697,660
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		809	551,134
Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		525	236,250
athenahealth, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,950	1,890,179
Avantor, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		1,164	1,137,462
BioClinica Holding I L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 20, 2023		3,906	3,627,477
BW NHHC Holdco, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		3,778	2,946,568
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	957,197
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		5,768	5,554,470
CHG Healthcare Services, Inc.
Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,603	2,515,398

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		536	$522,173
Elsan SAS
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	1,500	1,651,243
Ensemble RCM, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		521	508,687
Envision Healthcare Corporation
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		9,020	6,062,693
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,515	2,445,867
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		948	921,899
Greatbatch Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,174	1,160,571
Hanger, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,124	1,084,781
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,211	1,179,439
IQVIA, Inc.
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024		1,503	1,467,643
Term Loan, 1.93%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		1,483	1,448,458
Medical Solutions, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,226	1,189,122
Mehilainen Yhtiot Oy
Term Loan, Maturing August 9, 2025(4)	EUR	750	812,781
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		9,123	8,676,751
National Mentor Holdings, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		28	27,091
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		615	595,001
Navicure, Inc.
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		998	965,081
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		1,484	1,286,601
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		3,348	3,134,103
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	748	791,488
Parexel International Corporation
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		582	553,448
Phoenix Guarantor, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,931	1,864,186
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(5)		597	556,239
RadNet, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,795	1,719,951

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,968	$2,834,698
Sound Inpatient Physicians
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		490	471,217
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		1,070	948,735
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		2,346	1,821,815
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		1,171	1,114,353
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		1,680	1,497,777
Verscend Holding Corp.
Term Loan, 4.68%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,572	1,532,693
Viant Medical Holdings, Inc.
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		491	433,528
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024		488	469,828

			$73,673,142

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		2,492	$2,471,234
Term Loan - Second Lien, 8.50%, (2 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023		8,238	7,105,299

			$9,576,533

Industrial Equipment — 2.4%
AI Alpine AT Bidco GmbH
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2025	EUR	750	$773,810
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025		222	202,233
Altra Industrial Motion Corp.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		693	661,373
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		4,426	3,984,477
Carlisle Foodservice Products, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		269	251,036
CPM Holdings, Inc.
Term Loan, 3.96%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		320	291,764
Delachaux Group S.A.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	375	404,723
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		470	450,265
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	320	332,650
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	800	831,629
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		922	867,594

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		525	$498,945
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,435	1,183,493
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,584	1,517,039
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		320	309,721
EWT Holdings III Corp.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		2,007	1,950,069
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	1,383	1,519,263
Gardner Denver, Inc.
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	1,441	1,579,551
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	968	1,041,390
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,921	4,754,580
Hayward Industries, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		478	459,137
LTI Holdings, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		3,444	2,930,235
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		199	169,221
Minimax Viking GmbH
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	970	1,087,346
Quimper AB
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,875	2,022,299
Robertshaw US Holding Corp.
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(5)		1,026	854,457
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		281	272,351
Titan Acquisition Limited
Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,092	2,833,884
Welbilt, Inc.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,767	1,528,350

			$35,562,885

Insurance — 2.3%
Alliant Holdings Intermediate, LLC
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,722	$2,586,186
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		470	452,263
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		4,333	4,221,569
Andromeda Investissements
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 12, 2026	EUR	500	554,728
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing June 12, 2026	EUR	750	832,092

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AssuredPartners, Inc.
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		174	$166,942
Asurion, LLC
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,644	4,532,101
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,663	2,583,587
Term Loan - Second Lien, 6.68%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,750	2,740,259
Financiere CEP SAS
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	550	610,973
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		467	453,854
Hub International Limited
Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,096	4,873,050
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		1,866	1,846,450
NFP Corp.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,179	2,971,996
Sedgwick Claims Management Services, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,256	1,189,418
USI, Inc.
Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,161	3,008,915
Term Loan, 4.31%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,418	1,377,997

			$35,002,380

Leisure Goods/Activities/Movies — 2.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,852	$1,353,624
Amer Sports Oyj
Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,550	1,583,246
Ancestry.com Operations, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		6,738	6,405,445
Carnival Corporation
Term Loan, Maturing June 30, 2025(4)		1,300	1,261,000
ClubCorp Holdings, Inc.
Term Loan, 3.06%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,945	1,659,085
Crown Finance US, Inc.
Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	291	263,080
Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,514	1,134,091
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		725	692,431
Emerald Expositions Holding, Inc.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,192	1,063,518
Etraveli Holding AB
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	950	860,976
Lindblad Expeditions, Inc.
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		464	396,715
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,856	1,586,858
Match Group, Inc.
Term Loan, 2.18%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		675	641,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Motion Finco S.a.r.l.
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 4, 2026		69	$63,194
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing November 13, 2026	EUR	1,375	1,427,664
Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		528	480,826
NASCAR Holdings, Inc.
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		729	702,379
Playtika Holding Corp.
Term Loan, 7.07%, (3 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,413	3,418,898
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		2,191	1,959,149
SRAM, LLC
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(5)		1,096	1,071,457
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		516	489,066
Travel Leaders Group, LLC
Term Loan, 4.18%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		956	656,906
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		3,125	2,986,929
Vue International Bidco PLC
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	1,081	1,054,485

			$33,212,272

Lodging and Casinos — 1.6%
Aristocrat Technologies, Inc.
Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,061	$1,011,638
Azelis Finance S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	1,925	2,096,503
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		730	690,942
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,769	2,523,979
Eldorado Resorts, LLC
Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		480	478,447
ESH Hospitality, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		1,199	1,144,018
Four Seasons Hotels Limited
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,062	1,011,079
Golden Nugget, Inc.
Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(5)		4,285	3,549,912
GVC Holdings (Gibraltar) Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,850	2,035,791
Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		1,149	1,108,363
Hanjin International Corp.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	506,000
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,649	2,267,810

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	582	$653,148
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		2,119	2,111,662
VICI Properties 1, LLC
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,315	2,164,312

			$23,353,604

Nonferrous Metals/Minerals — 0.1%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		160	$124,521
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		631	362,889
Term Loan, 0.00%, Maturing October 17, 2022(6)		2,267	55,265
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(6)		452	31,629
Oxbow Carbon, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		613	597,187
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,059,460

			$2,230,951

Oil and Gas — 1.0%
Ameriforge Group, Inc.
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		738	$646,071
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		239	229,281
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		225	219,094
Blackstone CQP Holdco L.P.
Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,015	976,063
Buckeye Partners L.P.
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,768	2,669,104
Centurion Pipeline Company, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		271	258,798
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		248	236,959
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		2,296	2,209,480
Delek US Holdings, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,382	1,291,931
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025		574	553,010
Fieldwood Energy, LLC
Term Loan, 0.00%, Maturing April 11, 2022(6)		2,771	563,423
Matador Bidco S.a.r.l.
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		1,746	1,675,800
McDermott Technology Americas, Inc.
Term Loan, 3.18%, (3 mo. USD LIBOR + 3.00%), Maturing June 30, 2024		26	23,634
Term Loan, 4.18%, (3 mo. USD LIBOR + 4.00%), Maturing June 30, 2025		212	190,144

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Prairie ECI Acquiror, L.P.
Term Loan, 4.93%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		854	$776,756
Term Loan, 5.06%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		450	409,500
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		780	705,900
RDV Resources Properties, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing March 29, 2024(3)		431	263,479
Sunrise Oil & Gas Properties, LLC
Term Loan - First Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		105	99,799
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		107	90,350
Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		124	87,086
UGI Energy Services, LLC
Term Loan, 3.93%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		1,064	1,033,653

			$15,209,315

Publishing — 0.3%
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024		1,191	$1,145,894
Axel Springer S.E.
Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	1,000	1,057,025
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		1,072	960,659
Harland Clarke Holdings Corp.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing November 3, 2023		7	4,784
LSC Communications, Inc.
Term Loan, 0.00%, Maturing September 30, 2022(6)		843	82,205
ProQuest, LLC
Term Loan, 3.68%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		1,592	1,549,215
Tweddle Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023		576	485,893

			$5,285,675

Radio and Television — 1.3%
Cumulus Media New Holdings, Inc.
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		471	$444,330
Diamond Sports Group, LLC
Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		3,077	2,519,089
Entercom Media Corp.
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		1,003	941,620
Entravision Communications Corporation
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		849	795,879
Gray Television, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		278	269,275
Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		637	618,646

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hubbard Radio, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	814	$732,569
iHeartCommunications, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	498	460,602
Mission Broadcasting, Inc.
Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	35	33,562
Nexstar Broadcasting, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	137	130,461
Term Loan, 2.92%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	504	481,003
Sinclair Television Group, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	488	467,339
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	645	617,304
Terrier Media Buyer, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,866	1,786,336
Townsquare Media, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 1, 2022	2,196	2,118,773
Univision Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 13, 2026	7,052	6,738,714

		$19,155,502

Retailers (Except Food and Drug) — 0.6%
Apro, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	522	$512,864
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 16, 2026	150	147,375
Ascena Retail Group, Inc.
Term Loan, 5.25%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(5)	3,226	1,132,389
Bass Pro Group, LLC
Term Loan, 6.07%, (3 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,507	1,456,878
BJ’s Wholesale Club, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	910	883,744
Coinamatic Canada, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	53	51,145
David’s Bridal, Inc.
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	507	435,568
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	588	433,855
Hoya Midco, LLC
Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,084	1,750,509
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	1,057	876,575
PFS Holding Corporation
Term Loan, Maturing January 31, 2021(6)	2,213	851,914
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 30, 2021(6)	638	108,439
Radio Systems Corporation
Term Loan, 5.00%, (USD Prime + 1.75%), Maturing May 2, 2024	461	460,030

		$9,101,285

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steel — 0.6%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023		394	$385,269
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025		5,842	5,667,089
Neenah Foundry Company
Term Loan, 6.76%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		737	644,563
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025		880	792,325
Zekelman Industries, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		1,147	1,104,108

			$8,593,354

Surface Transport — 0.2%
Agro Merchants NAI Holdings, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing December 6, 2024		17	$16,451
Hertz Corporation (The)
Term Loan, 0.00%, Maturing June 30, 2023(6)		1,195	1,064,824
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		128	119,569
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		419	392,411
PODS, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024		646	621,117
XPO Logistics, Inc.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	636,459

			$2,850,831

Telecommunications — 2.1%
CenturyLink, Inc.
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,363	$6,963,786
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		922	708,074
Digicel International Finance Limited
Term Loan, 3.80%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		4,940	4,149,210
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,786	1,962,503
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,828,776
Global Eagle Entertainment, Inc.
Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,167	1,506,068
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 14, 2021(2)		444	451,984
Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,500	1,508,571

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IPC Corp.
Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		1,088	$853,952
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		822	781,256
Plantronics, Inc.
Term Loan, 2.70%, (USD LIBOR + 2.50%), Maturing July 2, 2025(5)		1,304	1,194,990
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,051	753,958
Telesat Canada
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,393	1,337,280
Zayo Group Holdings, Inc.
Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,319	2,205,765
Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	998	1,083,217
Ziggo Financing Partnership
Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		4,150	3,932,125

			$31,221,515

Utilities — 0.5%
Calpine Construction Finance Company, L.P.
Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		2,736	$2,636,674
Calpine Corporation
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,089	2,987,837
Term Loan, 2.43%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		916	885,497
Lightstone Holdco, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		46	38,956
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		808	690,681
Longview Power, LLC
Term Loan, 0.00%, Maturing April 13, 2021(6)		334	50,555
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		196	187,035

			$7,477,235

Total Senior Floating-Rate Loans (identified cost $795,440,417)			$731,514,852

Corporate Bonds & Notes — 50.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.4%
Aerovias de Mexico S.A. de CV
7.00%, 2/5/25(6)(9)		925	$219,688
Boeing Co. (The)
5.93%, 5/1/60		505	599,245
Bombardier, Inc.
6.00%, 10/15/22(9)		2,843	1,997,065
6.125%, 1/15/23(9)		1,286	885,797
7.875%, 4/15/27(9)		1,172	769,635

Security	Principal Amount* (000’s omitted)		Value
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(9)		695	$707,958
F-Brasile SpA/F-Brasile US, LLC
7.375%, 8/15/26(9)		527	406,949
Howmet Aerospace, Inc.
6.875%, 5/1/25		1,683	1,829,799
Moog, Inc.
4.25%, 12/15/27(9)		955	933,226
Spirit AeroSystems, Inc.
7.50%, 4/15/25(9)		741	734,053
TransDigm UK Holdings PLC
6.875%, 5/15/26		725	676,831
TransDigm, Inc.
6.50%, 7/15/24		4,410	4,255,187
6.50%, 5/15/25		185	173,474
6.25%, 3/15/26(9)		2,408	2,410,649
7.50%, 3/15/27		1,862	1,792,678
5.50%, 11/15/27		2,052	1,796,967

			$20,189,201

Air Transport — 0.2%
Azul Investments LLP
5.875%, 10/26/24(9)		1,030	$484,249
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 6/20/27(9)(10)		2,418	2,430,090

			$2,914,339

Airlines — 0.1%
Delta Air Lines, Inc.
7.375%, 1/15/26		1,266	$1,226,089

			$1,226,089

Automotive — 1.7%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(11)	EUR	150	$150,266
Clarios Global L.P.
6.75%, 5/15/25(9)		480	500,700
4.375%, 5/15/26(11)	EUR	300	334,265
6.25%, 5/15/26(9)		1,671	1,730,605
8.50%, 5/15/27(9)		5,763	5,806,078
FCE Bank PLC
1.875%, 6/24/21(11)	EUR	100	110,212
1.134%, 2/10/22(11)	EUR	600	651,012
Fiat Chrysler Finance Europe S.A.
4.75%, 3/22/21(11)	EUR	325	372,024
Ford Motor Co.
8.50%, 4/21/23		2,361	2,501,184
9.00%, 4/22/25		2,833	3,068,493
9.625%, 4/22/30		1,184	1,404,431
7.45%, 7/16/31		993	1,048,931
Frigoglass Finance B.V.
6.875%, 2/12/25(11)	EUR	100	76,955

Security	Principal Amount* (000’s omitted)		Value
Garrett LX I S.a.r.l./Garrett Borrowing, LLC
5.125%, 10/15/26(11)	EUR	300	$279,395
General Motors Co.
5.00%, 4/1/35		1,495	1,495,190
GKN Holdings, Ltd.
4.625%, 5/12/32(11)	GBP	120	148,992
IAA, Inc.
5.50%, 6/15/27(9)		480	497,326
Jaguar Land Rover Automotive PLC
6.875%, 11/15/26(11)	EUR	100	96,418
Lithia Motors, Inc.
4.625%, 12/15/27(9)		514	510,145
LKQ European Holdings B.V.
3.625%, 4/1/26(11)	EUR	125	143,412
Navistar International Corp.
9.50%, 5/1/25(9)		954	1,026,146
6.625%, 11/1/25(9)		1,572	1,493,565
RAC Bond Co. PLC
5.00%, 11/6/22(11)	GBP	250	292,691
Renault S.A.
1.25%, 6/24/25(11)	EUR	300	308,428
ZF North America Capital, Inc.
4.50%, 4/29/22(9)		392	403,858
4.75%, 4/29/25(9)		200	200,726

			$24,651,448

Banks and Thrifts — 0.9%
Banco Comercial Portugues S.A.
4.50% to 12/7/22, 12/7/27(11)(12)	EUR	500	$562,244
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(9)(12)		1,160	1,132,090
Bank of Montreal
3.803% to 12/15/27, 12/15/32(12)		1,325	1,427,191
BankUnited, Inc.
5.125%, 6/11/30		1,000	1,021,979
BBVA Bancomer S.A.
5.125% to 1/18/28, 1/18/33(9)(12)		2,590	2,418,659
Commonwealth Bank of Australia
3.61% to 9/12/29, 9/12/34(9)(12)		1,500	1,598,860
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,045,552
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	651,535
Nationwide Building Society
4.125% to 10/18/27, 10/18/32(9)(12)		1,280	1,386,691
Santander Holdings USA, Inc.
3.45%, 6/2/25		1,030	1,074,747
Wells Fargo & Co.
3.584% to 5/22/27, 5/22/28(12)		1,500	1,665,761

			$13,985,309

Security	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
4.625%, 2/1/44		860	$989,724
Vector Group, Ltd.
6.125%, 2/1/25(9)		500	481,557

			$1,471,281

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp.
4.75%, 12/15/24(9)		1,071	$967,247
Intrum AB
3.50%, 7/15/26(11)	EUR	200	197,988
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(9)		688	727,733

			$1,892,968

Building and Development — 1.5%
ADLER Real Estate AG
1.875%, 4/27/23(11)	EUR	300	$327,385
AT Securities B.V.
5.25% to 7/21/23(11)(12)(13)		250	250,422
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC
5.75%, 5/15/26(9)		1,592	1,348,965
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.25%, 9/15/27(9)		378	362,360
4.875%, 2/15/30(9)		697	583,068
Builders FirstSource, Inc.
6.75%, 6/1/27(9)		852	874,736
5.00%, 3/1/30(9)		510	480,596
Cemex SAB de CV
7.375%, 6/5/27(9)		200	203,700
CyrusOne, L.P./CyrusOne Finance Corp.
3.45%, 11/15/29		562	585,961
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(9)		1,213	1,150,063
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(9)		2,076	2,097,175
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)		2,695	2,496,877
HT Troplast GmbH
9.25%, 7/15/25(10)(11)	EUR	115	132,368
James Hardie International Finance DAC
3.625%, 10/1/26(11)	EUR	200	229,774
Masonite International Corp.
5.375%, 2/1/28(9)		570	583,788
Miller Homes Group Holdings PLC
5.50%, 10/15/24(11)	GBP	100	126,327
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)		1,168	1,178,097
Shea Homes, L.P./Shea Homes Funding Corp.
4.75%, 2/15/28(9)		1,423	1,355,187

Security	Principal Amount* (000’s omitted)		Value
Standard Industries, Inc.
6.00%, 10/15/25(9)		2,330	$2,405,457
2.25%, 11/21/26(11)	EUR	250	266,128
5.00%, 2/15/27(9)		457	464,040
4.375%, 7/15/30(9)		1,146	1,137,050
Taylor Morrison Communities, Inc.
5.875%, 6/15/27(9)		808	838,720
5.75%, 1/15/28(9)		1,062	1,097,641
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24		280	289,972
5.70%, 6/15/28		319	325,380
Winnebago Industries, Inc.
6.25%, 7/15/28(9)(10)		664	666,502

			$21,857,739

Business Equipment and Services — 0.8%
Allied Universal Holdco, LLC
6.625%, 7/15/26(9)		939	$988,997
9.75%, 7/15/27(9)		845	891,889
EIG Investors Corp.
10.875%, 2/1/24		5,445	5,301,497
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		4,075	4,424,472

			$11,606,855

Cable and Satellite Television — 3.5%
Altice France S.A.
7.375%, 5/1/26(9)		1,249	$1,305,193
8.125%, 2/1/27(9)		4,904	5,375,495
5.50%, 1/15/28(9)		841	850,831
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.875%, 4/1/24(9)		230	237,417
5.375%, 5/1/25(9)		3,605	3,704,516
5.75%, 2/15/26(9)		1,885	1,953,887
5.00%, 2/1/28(9)		1,755	1,813,792
5.375%, 6/1/29(9)		595	628,403
4.75%, 3/1/30(9)		1,789	1,833,224
4.50%, 8/15/30(9)		1,640	1,679,614
4.50%, 5/1/32(9)		771	781,601
Charter Communications Operating, LLC/Charter Communications Operating Capital
4.80%, 3/1/50		975	1,109,633
Comcast Corp.
3.999%, 11/1/49		780	943,264
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,926,019
5.875%, 9/15/22		1,085	1,136,239
5.25%, 6/1/24		355	377,889
10.875%, 10/15/25(9)		2,816	3,033,804
5.50%, 5/15/26(9)		2,000	2,058,550
7.50%, 4/1/28(9)		619	677,282
6.50%, 2/1/29(9)		543	594,246
5.75%, 1/15/30(9)		5,848	6,116,394

Security	Principal Amount* (000’s omitted)		Value
DISH DBS Corp.
6.75%, 6/1/21		410	$418,364
5.875%, 7/15/22		2,395	2,440,565
5.875%, 11/15/24		530	527,766
7.75%, 7/1/26		333	353,639
TEGNA, Inc.
4.625%, 3/15/28(9)		601	556,421
5.00%, 9/15/29(9)		1,012	954,458
UPC Holding B.V.
5.50%, 1/15/28(9)		593	573,084
UPCB Finance VII, Ltd.
3.625%, 6/15/29(11)	EUR	300	329,857
Virgin Media Finance PLC
5.00%, 7/15/30(9)		946	928,357
Virgin Media Secured Finance PLC
6.00% to 1/15/21, 1/15/25(11)(14)	GBP	100	133,113
5.50%, 8/15/26(9)		1,163	1,193,058
5.00%, 4/15/27(11)	GBP	100	129,290
Virgin Media Vendor Financing Notes III DAC
4.875%, 7/15/28(11)	GBP	500	624,950
Ziggo B.V.
5.50%, 1/15/27(9)		1,808	1,840,788
4.875%, 1/15/30(9)		802	808,175
Ziggo Bond Co., B.V.
6.00%, 1/15/27(9)		745	758,339
3.375%, 2/28/30(11)	EUR	230	244,193

			$51,951,710

Capital Goods — 0.2%
BWX Technologies, Inc.
5.375%, 7/15/26(9)		1,305	$1,349,292
4.125%, 6/30/28(9)		948	949,185
Valmont Industries, Inc.
5.25%, 10/1/54		610	638,799

			$2,937,276

Chemicals and Plastics — 0.7%
Alpek SAB de CV
4.25%, 9/18/29(9)		310	$306,609
Huntsman International, LLC
4.50%, 5/1/29		500	526,786
INEOS Styrolution Group GmbH
2.25%, 1/16/27(11)	EUR	100	103,599
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(9)		1,800	1,743,408
OCI N.V.
5.00%, 4/15/23(11)	EUR	200	227,228
SPCM S.A.
4.875%, 9/15/25(9)		1,356	1,370,760
Synthomer PLC
3.875%, 7/1/25(11)	EUR	200	228,024

Security	Principal Amount* (000’s omitted)		Value
Univar Solutions USA, Inc.
5.125%, 12/1/27(9)		360	$364,792
Valvoline, Inc.
4.25%, 2/15/30(9)		790	779,509
W.R. Grace & Co.
5.125%, 10/1/21(9)		2,170	2,286,095
4.875%, 6/15/27(9)		1,146	1,166,662
Westlake Chemical Corp.
5.00%, 8/15/46		710	755,601

			$9,859,073

Clothing/Textiles — 0.4%
Hanesbrands Finance Luxembourg SCA
3.50%, 6/15/24(11)	EUR	300	$337,078
PrestigeBidCo GmbH
6.25%, 12/15/23(11)	EUR	265	301,993
PVH Corp.
7.75%, 11/15/23		3,740	4,080,849
William Carter Co. (The)
5.50%, 5/15/25(9)		331	341,964
5.625%, 3/15/27(9)		811	837,686

			$5,899,570

Commercial Services — 0.6%
Autostrade per l’Italia SpA
6.25%, 6/9/22	GBP	250	$314,508
Ellaktor Value PLC
6.375%, 12/15/24(9)	EUR	455	431,449
6.375%, 12/15/24(11)	EUR	3,247	3,092,120
Garda World Security Corp.
9.50%, 11/1/27(9)		2,416	2,559,003
Intertrust Group B.V.
3.375%, 11/15/25(11)	EUR	340	382,272
IPD 3 B.V.
4.50%, 7/15/22(11)	EUR	260	274,247
Korn Ferry
4.625%, 12/15/27(9)		355	346,125
Loxam SAS
3.25%, 1/14/25(11)	EUR	200	206,230
Nexi SpA
1.75%, 10/31/24(11)	EUR	200	219,582
Q-Park Holding I B.V.
2.00%, 3/1/27(11)	EUR	300	313,522
Sisal Pay SpA
3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(11)(15)	EUR	110	120,125
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 7/30/26(11)	EUR	200	230,598
Verisure Holding AB
3.50%, 5/15/23(11)	EUR	140	158,116

Security	Principal Amount* (000’s omitted)		Value
Verisure Midholding AB
5.75%, 12/1/23(11)	EUR	200	$226,023
Verscend Escrow Corp.
9.75%, 8/15/26(9)		382	412,684

			$9,286,604

Computers — 0.4%
DXC Technology Co.
4.75%, 4/15/27		1,000	$1,097,191
HP, Inc.
3.40%, 6/17/30		1,000	1,030,154
Leidos, Inc.
4.375%, 5/15/30(9)		571	644,630
Presidio Holdings, Inc.
4.875%, 2/1/27(9)		354	346,644
8.25%, 2/1/28(9)		1,005	1,008,141
Seagate HDD Cayman
5.75%, 12/1/34		995	1,099,609

			$5,226,369

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,571,966
5.00%, 10/1/29(9)		406	402,371
5.50%, 7/15/30(9)		691	693,591
TMS International Holding Corp.
7.25%, 8/15/25(9)		543	445,260

			$5,113,188

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$588,596
5.125%, 2/1/28		285	297,127

			$885,723

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.125%, 8/15/26(11)	EUR	100	$108,385
5.25%, 8/15/27(9)		1,661	1,633,278
Berry Global, Inc.
6.00%, 10/15/22		485	487,122
Crown Americas, LLC/Crown Americas Capital Corp. V
4.25%, 9/30/26		660	678,850
Crown Americas, LLC/Crown Americas Capital Corp. VI
4.75%, 2/1/26		750	766,942
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(9)		1,015	1,028,393
7.00%, 7/15/24(9)		1,426	1,433,351

Security	Principal Amount* (000’s omitted)		Value
Smurfit Kappa Acquisitions ULC
2.375%, 2/1/24(11)	EUR	200	$230,564
2.875%, 1/15/26(11)	EUR	100	116,493

			$6,483,378

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/28(9)		1,067	$1,099,677
Prestige Brands, Inc.
5.125%, 1/15/28(9)		357	352,537

			$1,452,214

Distribution & Wholesale — 0.1%
LKQ Italia Bondco SpA
3.875%, 4/1/24(11)	EUR	200	$233,387
Parts Europe S.A.
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(11)(15)	EUR	447	485,717
Performance Food Group, Inc.
5.50%, 10/15/27(9)		935	903,986
Travis Perkins PLC
4.50%, 9/7/23(11)	GBP	175	215,672

			$1,838,762

Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 9/15/23(10)		693	$693,593
6.50%, 7/15/25		159	166,749
Affiliated Managers Group, Inc.
3.30%, 6/15/30		849	866,580
AG Issuer, LLC
6.25%, 3/1/28(9)		1,117	1,041,603
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(11)(15)	EUR	250	255,119
Barclays PLC
5.088% to 6/20/29, 6/20/30(12)		1,000	1,140,739
BrightSphere Investment Group, Inc.
4.80%, 7/27/26		2,195	2,164,769
Cabot Financial Luxembourg S.A.
7.50%, 10/1/23(11)	GBP	100	124,991
Cabot Financial Luxembourg II S.A.
6.375%, (3 mo. EURIBOR + 6.375%), 6/14/24(11)(15)	EUR	500	554,250
Discover Bank
4.682% to 8/9/23, 8/9/28(12)		1,000	1,010,315
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)		2,279	2,170,280
7.125%, 7/31/26(11)		350	333,303
Grupo KUO SAB de CV
5.75%, 7/7/27(9)		750	692,670

Security	Principal Amount* (000’s omitted)		Value
Jefferies Group, LLC/Jefferies Group Capital Finance, Inc.
4.15%, 1/23/30		1,000	$1,086,527
Lincoln Financing S.a.r.l.
3.625%, 4/1/24(11)	EUR	145	149,823
Louvre Bidco SAS
4.25%, 9/30/24(11)	EUR	390	412,662
Stifel Financial Corp.
4.00%, 5/15/30		769	815,967
UniCredit SpA
5.861% to 6/19/27, 6/19/32(9)(12)		715	752,283
7.296% to 4/2/29, 4/2/34(9)(12)		500	564,435
Unifin Financiera SAB de CV
7.375%, 2/12/26(9)		620	464,963
Vivion Investments S.a.r.l.
3.00%, 8/8/24(11)	EUR	2,600	2,689,806
3.50%, 11/1/25(11)	EUR	200	206,679

			$18,358,106

Drugs — 1.8%
Bausch Health Americas, Inc.
9.25%, 4/1/26(9)		670	$727,754
8.50%, 1/31/27(9)		3,076	3,270,480
Bausch Health Companies, Inc.
5.50%, 3/1/23(9)		198	197,526
5.875%, 5/15/23(9)		114	113,804
7.00%, 3/15/24(9)		3,810	3,960,762
6.125%, 4/15/25(9)		345	350,410
5.50%, 11/1/25(9)		955	977,022
9.00%, 12/15/25(9)		2,340	2,523,479
5.75%, 8/15/27(9)		412	437,672
7.00%, 1/15/28(9)		2,092	2,158,295
5.00%, 1/30/28(9)		1,051	990,820
6.25%, 2/15/29(9)		1,508	1,518,367
7.25%, 5/30/29(9)		544	571,643
5.25%, 1/30/30(9)		2,106	2,000,426
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(9)		2,700	2,750,652
5.00%, 7/15/27(9)		656	682,122
2.375%, 3/1/28(11)	EUR	1,374	1,466,504
Jaguar Holding Co., II/PPD Development, L.P.
4.625%, 6/15/25(9)		1,159	1,181,687
5.00%, 6/15/28(9)		1,022	1,048,189
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(11)	EUR	124	137,830

			$27,065,444

Ecological Services and Equipment — 0.7%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(9)		1,405	$1,462,809

Security	Principal Amount* (000’s omitted)		Value
Clean Harbors, Inc.
4.875%, 7/15/27(9)		551	$567,084
5.125%, 7/15/29(9)		332	345,311
Covanta Holding Corp.
5.875%, 3/1/24		1,900	1,923,550
5.875%, 7/1/25		860	873,885
GFL Environmental, Inc.
7.00%, 6/1/26(9)		1,870	1,951,457
8.50%, 5/1/27(9)		2,822	3,075,458
Waste Pro USA, Inc.
5.50%, 2/15/26(9)		446	426,998

			$10,626,552

Electric Utilities — 0.6%
Clearway Energy Operating, LLC
4.75%, 3/15/28(9)		460	$469,605
Consolidated Edison Co. of New York, Inc.
4.125%, 5/15/49		400	488,277
ContourGlobal Power Holdings S.A.
4.125%, 8/1/25(11)	EUR	200	231,583
Drax Finco PLC
4.25%, 5/1/22(11)	GBP	325	405,768
6.625%, 11/1/25(9)		806	828,250
Edison International
3.55%, 11/15/24		614	649,088
EDP - Energias de Portugal S.A.
4.496% to 4/30/24, 4/30/79(11)(12)	EUR	300	359,145
Southern California Edison Co.
4.00%, 4/1/47		845	966,545
Southern Co. (The)
4.40%, 7/1/46		971	1,153,575
TenneT Holding B.V.
2.995% to 6/1/24(11)(12)(13)	EUR	350	406,840
Virginia Electric & Power Co.
4.00%, 1/15/43		410	490,890
WESCO Distribution, Inc.
7.125%, 6/15/25(9)		1,024	1,082,573
7.25%, 6/15/28(9)		915	967,219

			$8,499,358

Electronics/Electrical — 1.1%
Enel Finance International NV
3.625%, 5/25/27(9)		2,310	$2,525,493
Energizer Holdings, Inc.
6.375%, 7/15/26(9)		1,680	1,741,270
7.75%, 1/15/27(9)		657	702,060
Engie Energia Chile S.A.
3.40%, 1/28/30(9)		960	1,001,040
Entegris, Inc.
4.625%, 2/10/26(9)		517	525,949
4.375%, 4/15/28(9)		963	984,668

Security	Principal Amount* (000’s omitted)		Value
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(9)		1,249	$1,273,749
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,906,282
Jabil, Inc.
3.95%, 1/12/28		1,040	1,119,030
MTS Systems Corp.
5.75%, 8/15/27(9)		237	218,291
Open Text Corp.
3.875%, 2/15/28(9)		1,009	973,211
Open Text Holdings, Inc.
4.125%, 2/15/30(9)		883	869,618
RWE AG
6.625% to 3/30/26, 7/30/75(11)(12)		266	296,069
Sensata Technologies, Inc.
4.375%, 2/15/30(9)		627	622,316
SS&C Technologies, Inc.
5.50%, 9/30/27(9)		517	528,863
Trimble, Inc.
4.90%, 6/15/28		967	1,111,232

			$16,399,141

Energy — 0.4%
Empresa Electrica Cochrane SpA
5.50%, 5/14/27(9)		2,136	$2,199,309
Enviva Partners, L.P./Enviva Partners Finance Corp.
6.50%, 1/15/26(9)		1,988	2,071,247
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23		950	939,213
5.50%, 2/15/26		412	401,107

			$5,610,876

Entertainment — 0.5%
Colt Merger Sub, Inc.
6.25%, 7/1/25(9)(10)		2,521	$2,507,639
8.125%, 7/1/27(9)(10)		2,032	1,981,200
CPUK Finance, Ltd.
4.25%, 2/28/47(11)	GBP	100	118,780
4.875%, 2/28/47(11)	GBP	135	155,622
Live Nation Entertainment, Inc.
4.75%, 10/15/27(9)		1,226	1,057,554
Merlin Entertainments, Ltd.
5.75%, 6/15/26(9)		200	193,348
Pinewood Finance Co., Ltd.
3.25%, 9/30/25(11)	GBP	450	551,322
Speedway Motorsports, LLC/Speedway Funding II, Inc.
4.875%, 11/1/27(9)		871	794,787

			$7,360,252

Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.1%
Ashtead Capital, Inc.
4.125%, 8/15/25(9)	1,425	$1,457,063
4.25%, 11/1/29(9)	526	527,315

		$1,984,378

Financial Intermediaries — 1.7%
Alpha Holding S.A. de CV
10.00%, 12/19/22(9)	200	$187,000
9.00%, 2/10/25(9)	765	684,675
CIT Group, Inc.
6.125%, 3/9/28	650	704,314
Citigroup, Inc.
3.98% to 3/20/29, 3/20/30(12)	1,200	1,376,560
Ford Motor Credit Co., LLC
3.336%, 3/18/21	205	203,531
5.875%, 8/2/21	395	399,629
3.813%, 10/12/21	466	461,363
5.596%, 1/7/22	1,127	1,138,974
1.576%, (3 mo. USD LIBOR + 1.27%), 3/28/22(15)	230	215,099
3.339%, 3/28/22	530	515,266
4.25%, 9/20/22	500	491,980
3.087%, 1/9/23	439	418,284
1.627%, (3 mo. USD LIBOR + 1.24%), 2/15/23(15)	479	425,337
5.584%, 3/18/24	257	260,024
5.125%, 6/16/25	938	942,484
3.815%, 11/2/27	587	536,004
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	1,606	1,613,588
6.375%, 12/15/25	820	813,936
6.25%, 5/15/26	1,615	1,621,008
5.25%, 5/15/27	1,614	1,562,554
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(12)(13)	3,325	3,581,367
4.60% to 2/1/25(12)(13)	1,674	1,494,631
4.26% to 2/22/47, 2/22/48(12)	1,035	1,306,827
KKR Group Finance Co. VI, LLC
3.75%, 7/1/29(9)	1,000	1,149,503
MSCI, Inc.
3.625%, 9/1/30(9)	520	518,294
Navient Corp.
5.00%, 10/26/20	995	992,323
7.25%, 1/25/22	215	216,016
Synovus Financial Corp.
5.90% to 2/7/24, 2/7/29(12)	1,511	1,481,770

		$25,312,341

Security	Principal Amount* (000’s omitted)		Value
Financial Services — 0.5%
Banco BTG Pactual S.A./Cayman Islands
4.50%, 1/10/25(9)		1,100	$1,080,420
Brookfield Finance, Inc.
4.70%, 9/20/47		1,050	1,211,535
Carlyle Finance Subsidiary, LLC
3.50%, 9/19/29(9)		1,000	1,038,034
Debt and Asset Trading Corp.
1.00%, 10/10/25(11)		2,600	1,995,500
Nordea Bank Abp
4.625% to 9/13/28, 9/13/33(9)(12)		1,000	1,129,532
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(9)		1,588	1,651,226

			$8,106,247

Food Products — 0.8%
JBS USA LUX S.A./JBS USA Finance, Inc.
6.75%, 2/15/28(9)		1,350	$1,429,069
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)		1,046	1,073,918
Kraft Heinz Foods Co.
3.875%, 5/15/27(9)		1,261	1,319,434
4.25%, 3/1/31(9)		1,261	1,339,529
4.375%, 6/1/46		3,059	3,010,789
5.50%, 6/1/50(9)		1,261	1,348,734
Post Holdings, Inc.
5.00%, 8/15/26(9)		1,377	1,384,814
Smithfield Foods, Inc.
2.65%, 10/3/21(9)		550	544,093
Tesco PLC
6.125%, 2/24/22	GBP	200	268,044

			$11,718,424

Food Service — 0.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
5.75%, 4/15/25(9)		372	$391,298
5.00%, 10/15/25(9)		3,470	3,458,532
3.875%, 1/15/28(9)		663	644,343
4.375%, 1/15/28(9)		1,014	995,626
US Foods, Inc.
5.875%, 6/15/24(9)		1,995	1,900,447
Yum! Brands, Inc.
7.75%, 4/1/25(9)		304	328,510

			$7,718,756

Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC
5.875%, 2/15/28(9)		1,004	$1,037,594
4.875%, 2/15/30(9)		1,042	1,067,143

			$2,104,737

Security	Principal Amount* (000’s omitted)		Value
Health Care — 4.0%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(9)		980	$986,125
Amgen, Inc.
3.375%, 2/21/50		400	440,052
Anthem, Inc.
3.125%, 5/15/50		500	518,504
Centene Corp.
4.75%, 5/15/22		870	883,933
4.75%, 1/15/25		2,450	2,511,152
5.25%, 4/1/25(9)		2,775	2,861,344
5.375%, 6/1/26(9)		2,690	2,799,550
5.375%, 8/15/26(9)		1,706	1,781,533
4.25%, 12/15/27		1,795	1,856,434
4.625%, 12/15/29		1,758	1,865,713
3.375%, 2/15/30		1,833	1,853,667
Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25(9)		505	499,859
Charles River Laboratories International, Inc.
5.50%, 4/1/26(9)		545	568,383
4.25%, 5/1/28(9)		502	502,592
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30		209	219,424
Encompass Health Corp.
4.50%, 2/1/28		998	958,888
4.75%, 2/1/30		1,098	1,050,446
Gilead Sciences, Inc.
2.95%, 3/1/27		800	893,429
Grifols S.A.
1.625%, 2/15/25(11)	EUR	120	132,049
3.20%, 5/1/25(11)	EUR	550	618,336
HCA, Inc.
5.00%, 3/15/24		675	751,032
5.875%, 2/15/26		2,705	2,972,700
5.375%, 9/1/26		1,610	1,756,832
5.625%, 9/1/28		1,990	2,224,263
5.875%, 2/1/29		1,076	1,219,425
3.50%, 9/1/30		1,549	1,493,482
Hologic, Inc.
4.375%, 10/15/25(9)		1,665	1,685,638
IQVIA, Inc.
3.25%, 3/15/25(11)	EUR	300	340,564
5.00%, 10/15/26(9)		850	878,433
5.00%, 5/15/27(9)		577	591,552
2.25%, 1/15/28(11)	EUR	250	270,526
LifePoint Health, Inc.
6.75%, 4/15/25(9)		731	756,585
4.375%, 2/15/27(9)		1,408	1,334,080

Security	Principal Amount* (000’s omitted)		Value
Molina Healthcare, Inc.
4.375%, 6/15/28(9)		1,257	$1,262,499
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		9,217	8,606,236
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/1/26(9)		1,732	1,772,105
Synlab Bondco PLC
4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(11)(15)	EUR	100	112,619
Team Health Holdings, Inc.
6.375%, 2/1/25(9)		703	410,303
Teleflex, Inc.
4.625%, 11/15/27		1,055	1,117,799
4.25%, 6/1/28(9)		230	236,181
Tenet Healthcare Corp.
8.125%, 4/1/22		2,040	2,145,672
4.625%, 9/1/24(9)		268	262,222
4.875%, 1/1/26(9)		1,607	1,576,435
5.125%, 11/1/27(9)		1,607	1,590,287
4.625%, 6/15/28(9)		377	370,282
UnitedHealth Group, Inc.
3.75%, 10/15/47		650	778,077

			$60,317,242

Home Furnishings — 0.1%
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25(9)(10)		496	$517,031
Harman International Industries, Inc.
4.15%, 5/15/25		940	1,023,816

			$1,540,847

Homebuilders/Real Estate — 0.1%
M/I Homes, Inc.
4.95%, 2/1/28		459	$457,565
Picasso Finance Sub, Inc.
6.125%, 6/15/25(9)		455	464,669

			$922,234

Industrial Equipment — 0.1%
Colfax Corp.
6.00%, 2/15/24(9)		478	$494,182
6.375%, 2/15/26(9)		780	816,321
Orano S.A.
4.875%, 9/23/24	EUR	200	245,029

			$1,555,532

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(9)		3,121	$3,115,725

Security	Principal Amount* (000’s omitted)		Value
AmWINS Group, Inc.
7.75%, 7/1/26(9)		1,335	$1,406,503
Arch Capital Group, Ltd.
3.635%, 6/30/50		338	355,309
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	1,032,215
Galaxy Finco, Ltd.
9.25%, 7/31/27(11)	GBP	575	685,765
GTCR AP Finance, Inc.
8.00%, 5/15/27(9)		1,078	1,113,499
Hub International, Ltd.
7.00%, 5/1/26(9)		2,618	2,620,631
MetLife, Inc.
4.05%, 3/1/45		300	353,380
QBE Insurance Group, Ltd.
5.875% to 5/12/25(9)(12)(13)		1,000	1,035,000
Radian Group, Inc.
4.875%, 3/15/27		1,032	973,109
USI, Inc.
6.875%, 5/1/25(9)		3,948	3,994,843

			$16,685,979

Internet Software & Services — 0.8%
CDK Global, Inc.
5.25%, 5/15/29(9)		531	$551,900
Expedia Group, Inc.
6.25%, 5/1/25(9)		487	521,051
7.00%, 5/1/25(9)		243	253,221
Netflix, Inc.
5.50%, 2/15/22		1,825	1,908,722
3.00%, 6/15/25(11)	EUR	100	115,993
4.875%, 4/15/28		1,665	1,783,048
5.875%, 11/15/28		1,810	2,061,744
5.375%, 11/15/29(9)		1,000	1,099,720
3.625%, 6/15/30(11)	EUR	500	579,248
4.875%, 6/15/30(9)		1,300	1,392,378
Riverbed Technology, Inc.
8.875%, 3/1/23(9)		2,199	1,346,888
Science Applications International Corp.
4.875%, 4/1/28(9)		362	361,486

			$11,975,399

Leisure Goods/Activities/Movies — 0.6%
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25(9)		1,249	$1,018,029
Carnival Corp.
11.50%, 4/1/23(9)		531	574,775
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,315,354

Security	Principal Amount* (000’s omitted)		Value
NCL Corp, Ltd.
3.625%, 12/15/24(9)		1,065	$654,975
Royal Caribbean Cruises, Ltd.
9.125%, 6/15/23(9)		456	452,640
Sabre GLBL, Inc.
5.375%, 4/15/23(9)		855	800,404
9.25%, 4/15/25(9)		483	511,074
Viking Cruises, Ltd.
6.25%, 5/15/25(9)		1,690	969,460
5.875%, 9/15/27(9)		3,132	1,871,950
WMG Acquisition Corp.
3.625%, 10/15/26(11)	EUR	165	192,011

			$9,360,672

Lodging and Casinos — 1.8%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)		3,279	$2,857,681
Eldorado Resorts, Inc.
6.00%, 4/1/25		757	790,039
ESH Hospitality, Inc.
4.625%, 10/1/27(9)		1,077	1,014,200
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(9)		2,255	1,857,319
Golden Nugget, Inc.
6.75%, 10/15/24(9)		1,665	1,198,800
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,373,121
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	500,484
4.50%, 9/1/26		895	891,416
5.75%, 2/1/27		573	588,222
MGM Resorts International
7.75%, 3/15/22		2,300	2,344,677
5.75%, 6/15/25		948	940,307
NH Hotel Group S.A.
3.75%, 10/1/23(11)	EUR	225	228,207
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,052	997,817
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)		3,930	4,151,790
Studio City Co., Ltd.
7.25%, 11/30/21(9)		845	853,294
TVL Finance PLC
6.043%, (3 mo. GBP LIBOR + 5.375%), 7/15/25(11)(15)	GBP	100	103,465
VICI Properties, L.P./VICI Note Co., Inc.
4.25%, 12/1/26(9)		1,653	1,588,806
3.75%, 2/15/27(9)		1,108	1,043,426
4.625%, 12/1/29(9)		1,574	1,537,310
4.125%, 8/15/30(9)		1,108	1,058,489

Security	Principal Amount* (000’s omitted)		Value
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)		1,754	$1,520,069

			$27,438,939

Machinery — 0.1%
nVent Finance S.a.r.l.
4.55%, 4/15/28		1,500	$1,606,879
Vertical Midco GmbH
(3 mo. EURIBOR + 4.75), 7/15/27(10)(11)(15)	EUR	115	128,557

			$1,735,436

Manufacturing — 0.2%
Novelis Corp.
5.875%, 9/30/26(9)		1,530	$1,531,790
4.75%, 1/30/30(9)		1,259	1,205,467

			$2,737,257

Media — 0.3%
Banijay Group SAS
6.50%, 3/1/26(11)	EUR	150	$151,748
Discovery Communications, LLC
4.125%, 5/15/29		1,400	1,599,331
Outfront Media Capital, LLC/Outfront Media Capital Corp.
6.25%, 6/15/25(9)		958	968,466
Scripps Escrow, Inc.
5.875%, 7/15/27(9)		1,036	983,361
Tele Columbus AG
3.875%, 5/2/25(11)	EUR	200	210,713
Telenet Finance Luxembourg S.a.r.l.
3.50%, 3/1/28(11)	EUR	200	228,767
VTR Finance N.V.
6.375%, 7/15/28(9)(10)		490	505,322

			$4,647,708

Metals/Mining — 0.7%
Arconic Corp.
6.125%, 2/15/28(9)		2,573	$2,579,626
Cleveland-Cliffs, Inc.
9.875%, 10/17/25(9)		443	465,516
6.75%, 3/15/26(9)		2,108	2,039,490
Compass Minerals International, Inc.
6.75%, 12/1/27(9)		3,005	3,160,328
Constellium N.V.
4.25%, 2/15/26(11)	EUR	150	166,031
5.875%, 2/15/26(9)		837	843,248
Freeport-McMoRan, Inc.
5.45%, 3/15/43		1,258	1,237,098

			$10,491,337

Security	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 0.5%
Eldorado Gold Corp.
9.50%, 6/1/24(9)	537	$573,862
First Quantum Minerals, Ltd.
7.25%, 4/1/23(9)	1,332	1,280,472
7.50%, 4/1/25(9)	1,615	1,548,971
6.875%, 3/1/26(9)	637	605,032
New Gold, Inc.
6.25%, 11/15/22(9)	1,097	1,109,177
6.375%, 5/15/25(9)	912	924,444
7.50%, 7/15/27(9)	1,621	1,678,448

		$7,720,406

Oil and Gas — 5.4%
Aker BP ASA
6.00%, 7/1/22(9)	150	$152,779
4.75%, 6/15/24(9)	1,106	1,114,931
5.875%, 3/31/25(9)	675	686,899
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	216	224,707
5.50%, 5/20/25	880	909,141
Antero Resources Corp.
5.375%, 11/1/21	2,715	2,520,389
Apache Corp.
3.625%, 2/1/21	92	91,097
3.25%, 4/15/22	303	294,091
4.375%, 10/15/28	767	677,633
4.25%, 1/15/30	1,529	1,323,971
5.25%, 2/1/42	125	102,106
4.75%, 4/15/43	151	121,763
4.25%, 1/15/44	237	178,737
Archrock Partners, L.P./Archrock Partners Finance Corp.
6.25%, 4/1/28(9)	756	693,857
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
7.00%, 11/1/26(9)	1,951	1,255,586
Berry Petroleum Co., LLC
7.00%, 2/15/26(9)	722	587,390
Buckeye Partners, L.P.
4.50%, 3/1/28(9)	921	868,043
Cenovus Energy, Inc.
3.80%, 9/15/23	383	360,364
6.75%, 11/15/39	1,500	1,477,339
5.40%, 6/15/47	633	543,958
Centennial Resource Production, LLC
5.375%, 1/15/26(9)	2,175	1,160,493
6.875%, 4/1/27(9)	2,055	1,095,120
CGG Holding US, Inc.
9.00%, 5/1/23(9)	200	202,500

Security	Principal Amount* (000’s omitted)	Value
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	244	$277,887
5.875%, 3/31/25	1,536	1,725,449
Cheniere Energy Partners, L.P.
5.25%, 10/1/25	1,590	1,586,343
5.625%, 10/1/26	1,265	1,256,423
Chevron Corp.
3.078%, 5/11/50	500	532,084
Continental Resources, Inc.
4.375%, 1/15/28	1,220	1,076,052
4.90%, 6/1/44	47	37,526
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(9)	3,677	3,306,965
CVR Energy, Inc.
5.75%, 2/15/28(9)	1,280	1,123,200
Endeavor Energy Resources, L.P./EER Finance, Inc.
6.625%, 7/15/25(9)	707	714,296
5.50%, 1/30/26(9)	1,045	1,003,623
5.75%, 1/30/28(9)	1,121	1,078,755
Energy Transfer Operating, L.P.
Series A, 6.25% to 2/15/23(12)(13)	1,045	803,861
5.875%, 1/15/24	875	979,353
Eni SpA
4.75%, 9/12/28(9)	1,000	1,115,742
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 5/15/26(6)(9)	480	100,800
EQT Corp.
6.125%, 2/1/25	407	406,292
7.00%, 2/1/30	594	612,634
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(6)(9)	689	135,144
5.625%, 2/1/26(6)(9)	1,821	357,025
Gran Tierra Energy International Holdings, Ltd.
6.25%, 2/15/25(9)	550	244,580
Gran Tierra Energy, Inc.
7.75%, 5/23/27(9)	405	184,022
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(9)	2,423	1,478,030
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(9)	1,658	1,336,447
Ithaca Energy North Sea PLC
9.375%, 7/15/24(9)	200	160,998
Jagged Peak Energy, LLC
5.875%, 5/1/26	507	493,293
Laredo Petroleum, Inc.
9.50%, 1/15/25	414	286,567
10.125%, 1/15/28	622	430,735

Security	Principal Amount* (000’s omitted)	Value
Matador Resources Co.
5.875%, 9/15/26	2,220	$1,648,061
MEG Energy Corp.
7.125%, 2/1/27(9)	1,030	858,763
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(9)	1,915	964,317
Nabors Industries, Ltd.
7.25%, 1/15/26(9)	617	380,998
7.50%, 1/15/28(9)	665	411,053
National Oilwell Varco, Inc.
3.60%, 12/1/29	1,000	982,180
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	3,725	3,252,353
6.625%, 5/15/25(11)	250	218,279
Nine Energy Service, Inc.
8.75%, 11/1/23(9)	500	245,783
Occidental Petroleum Corp.
3.125%, 2/15/22	15	14,441
2.60%, 4/15/22	269	257,648
1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(15)	243	223,653
2.70%, 8/15/22	320	298,494
3.45%, 7/15/24	244	203,740
2.90%, 8/15/24	97	83,128
8.50%, 7/15/27(10)	1,965	1,974,825
3.50%, 8/15/29	599	440,804
8.875%, 7/15/30(10)	1,685	1,687,106
6.20%, 3/15/40	480	404,100
4.625%, 6/15/45	499	351,795
4.20%, 3/15/48	931	631,637
4.40%, 8/15/49	748	522,609
Parsley Energy, LLC/Parsley Finance Corp.
5.375%, 1/15/25(9)	1,240	1,208,616
5.25%, 8/15/25(9)	1,170	1,127,874
5.625%, 10/15/27(9)	923	911,292
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	1,310	990,506
PBF Holding Co., LLC/PBF Finance Corp.
7.25%, 6/15/25	3,219	2,929,628
6.00%, 2/15/28(9)	1,823	1,517,647
Petroleos Mexicanos
6.49%, 1/23/27(11)	1,051	960,498
5.35%, 2/12/28	318	267,802
5.95%, 1/28/31(11)	796	657,858
Precision Drilling Corp.
6.50%, 12/15/21	41	38,282
7.75%, 12/15/23	216	148,747
7.125%, 1/15/26(9)	500	306,780

Security	Principal Amount* (000’s omitted)		Value
Seven Generations Energy, Ltd.
6.875%, 6/30/23(9)		1,250	$1,213,931
5.375%, 9/30/25(9)		1,710	1,510,127
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(9)		2,715	1,230,207
Shell International Finance B.V.
2.375%, 11/7/29		500	525,157
3.75%, 9/12/46		400	457,157
SM Energy Co.
6.125%, 11/15/22		561	411,502
5.00%, 1/15/24		58	31,531
5.625%, 6/1/25		243	129,676
6.75%, 9/15/26		1,773	897,918
6.625%, 1/15/27		536	264,197
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(9)		612	531,158
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26		985	977,455
6.50%, 7/15/27		566	568,830
Tervita Corp.
7.625%, 12/1/21(9)		2,381	1,875,788
Transocean Guardian, Ltd.
5.875%, 1/15/24(9)		885	783,083
Transocean Pontus, Ltd.
6.125%, 8/1/25(9)		605	532,730
Transocean Poseidon, Ltd.
6.875%, 2/1/27(9)		294	254,310
Transocean, Inc.
7.50%, 1/15/26(9)		523	290,265
Williams Cos., Inc. (The)
5.75%, 6/24/44		790	913,558
WPX Energy, Inc.
5.25%, 10/15/27		371	347,211

			$80,354,108

Packaging & Containers — 0.6%
ARD Finance S.A.
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(11)(16)	EUR	172	$186,383
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(16)		2,948	2,921,660
Silgan Holdings, Inc.
2.25%, 6/1/28(11)	EUR	1,070	1,159,348
Smurfit Kappa Treasury ULC
1.50%, 9/15/27(11)	EUR	145	156,279
Trivium Packaging Finance B.V.
3.75%, 8/15/26(11)	EUR	280	310,545
5.50%, 8/15/26(9)		779	789,711
8.50%, 8/15/27(9)		2,858	3,061,104

			$8,585,030

Security	Principal Amount* (000’s omitted)		Value
Pharmaceuticals — 0.2%
CVS Health Corp.
4.78%, 3/25/38		1,080	$1,343,274
Diocle SpA
3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(11)(15)	EUR	140	156,047
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.875%, 9/1/25(9)		1,169	1,209,184
Rossini S.a.r.l.
3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(11)(15)	EUR	300	332,197

			$3,040,702

Pipelines — 0.5%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.75%, 3/1/27(9)		1,874	$1,486,372
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.
5.625%, 5/1/27(9)		1,060	887,056
EnLink Midstream, LLC
5.375%, 6/1/29		653	491,647
EQM Midstream Partners, L.P.
6.00%, 7/1/25(9)		699	707,738
6.50%, 7/1/27(9)		702	720,835
NGPL PipeCo, LLC
4.375%, 8/15/22(9)		340	350,934
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22(12)(13)		1,850	1,322,344
TransCanada PipeLines, Ltd.
4.75%, 5/15/38		390	458,847
Western Midstream Operating L.P.
4.50%, 3/1/28		148	139,860
4.75%, 8/15/28		150	144,375
4.05%, 2/1/30		1,187	1,146,909

			$7,856,917

Radio and Television — 1.4%
Clear Channel Worldwide Holdings, Inc.
5.125%, 8/15/27(9)		1,276	$1,227,206
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(9)		2,646	1,931,368
iHeartCommunications, Inc.
6.375%, 5/1/26		179	177,662
8.375%, 5/1/27		2,770	2,543,830
Nexstar Broadcasting, Inc.
5.625%, 7/15/27(9)		1,312	1,315,319
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)		850	852,988
Sinclair Television Group, Inc.
5.50%, 3/1/30(9)		1,040	963,757

Security	Principal Amount* (000’s omitted)		Value
Sirius XM Radio, Inc.
4.625%, 7/15/24(9)		1,595	$1,640,362
5.00%, 8/1/27(9)		1,609	1,652,901
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)		8,540	8,209,075

			$20,514,468

Real Estate Investment Trusts (REITs) — 0.5%
Consus Real Estate AG
9.625%, 5/15/24(11)	EUR	250	$306,856
EPR Properties
3.75%, 8/15/29		1,275	1,112,685
HAT Holdings I, LLC/HAT Holdings II, LLC
6.00%, 4/15/25(9)		716	751,352
Iron Mountain, Inc.
5.00%, 7/15/28(9)		94	92,061
5.25%, 7/15/30(9)		1,164	1,143,426
5.625%, 7/15/32(9)		792	792,812
Service Properties Trust
7.50%, 9/15/25		993	1,043,425
4.75%, 10/1/26		1,990	1,761,952
WP Carey, Inc.
3.85%, 7/15/29		159	165,545

			$7,170,114

Retail — 0.3%
Burlington Coat Factory Warehouse Corp.
6.25%, 4/15/25(9)		1,000	$1,046,875
eG Global Finance PLC
6.25%, 10/30/25(11)	EUR	100	109,682
Ferrellgas, L.P./Ferrellgas Finance Corp.
10.00%, 4/15/25(9)		1,215	1,314,478
IRB Holding Corp.
7.00%, 6/15/25(9)		451	464,812
Newmark Group, Inc.
6.125%, 11/15/23		2,126	2,132,485

			$5,068,332

Retailers (Except Food and Drug) — 0.5%
Asbury Automotive Group, Inc.
4.50%, 3/1/28(9)		136	$132,345
4.75%, 3/1/30(9)		190	185,725
L Brands, Inc.
6.875%, 7/1/25(9)		451	466,785
9.375%, 7/1/25(9)		316	317,185
6.875%, 11/1/35		1,336	1,116,829
6.75%, 7/1/36		223	183,585
7.60%, 7/15/37		254	174,471

Security	Principal Amount* (000’s omitted)		Value
Macy’s, Inc.
8.375%, 6/15/25(9)		13	$12,959
Macy’s Retail Holdings, Inc.
4.30%, 2/15/43		1,252	726,035
Murphy Oil USA, Inc.
5.625%, 5/1/27		560	580,194
4.75%, 9/15/29		728	746,065
Nordstrom, Inc.
4.375%, 4/1/30		158	124,168
5.00%, 1/15/44		775	549,446
Tapestry, Inc.
4.125%, 7/15/27		704	663,463
Walmart, Inc.
3.55%, 6/26/25		1,000	1,134,338

			$7,113,593

Software and Services — 0.5%
Gartner, Inc.
5.125%, 4/1/25(9)		795	$816,191
4.50%, 7/1/28(9)		908	920,894
IHS Markit, Ltd.
5.00%, 11/1/22(9)		2,240	2,405,450
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(9)		1,915	1,953,501
Microsoft Corp.
2.525%, 6/1/50		750	780,091
PTC, Inc.
3.625%, 2/15/25(9)		502	499,490
4.00%, 2/15/28(9)		505	502,505

			$7,878,122

Steel — 0.6%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$219,070
Allegheny Technologies, Inc.
7.875%, 8/15/23		4,896	5,025,034
5.875%, 12/1/27		1,541	1,435,788
Infrabuild Australia Pty, Ltd.
12.00%, 10/1/24(9)		2,494	2,263,305
thyssenkrupp AG
2.875%, 2/22/24(11)	EUR	100	108,563

			$9,051,760

Surface Transport — 0.5%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(11)	GBP	325	$398,814
CMA CGM S.A.
5.25%, 1/15/25(11)	EUR	185	172,513

Security	Principal Amount* (000’s omitted)		Value
DAE Funding, LLC
4.50%, 8/1/22(9)		1,050	$1,003,396
5.00%, 8/1/24(9)		1,745	1,641,373
Moto Finance PLC
4.50%, 10/1/22(11)	GBP	250	299,320
XPO Logistics, Inc.
6.50%, 6/15/22(9)		2,276	2,283,909
6.125%, 9/1/23(9)		2,221	2,254,548

			$8,053,873

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(9)		66	$66,123
7.125%, 6/15/24(9)		2,440	2,530,128
5.85%, 7/15/25(9)		504	579,774
6.02%, 6/15/26(9)		1,945	2,231,532
6.10%, 7/15/27(9)		1,016	1,175,223
6.20%, 7/15/30(9)		507	591,646
Western Union Co. (The)
6.20%, 11/17/36		872	989,911

			$8,164,337

Telecommunications — 3.4%
Altice Financing S.A.
2.25%, 1/15/25(11)	EUR	100	$105,609
Altice Finco S.A.
4.75%, 1/15/28(11)	EUR	716	737,180
Altice France Holding S.A.
6.00%, 2/15/28(9)		852	810,469
4.00%, 2/15/28(11)	EUR	1,108	1,128,943
10.50%, 5/15/27(9)		1,599	1,768,374
AT&T, Inc.
3.80%, 2/15/27		500	563,526
4.75%, 5/15/46		1,347	1,597,615
Cellnex Telecom S.A.
2.375%, 1/16/24(11)	EUR	200	234,250
CenturyLink, Inc.
7.50%, 4/1/24		47	51,731
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)		2,698	2,554,736
Crystal Almond S.a.r.l.
4.25%, 10/15/24(11)	EUR	286	317,425
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)		941	921,764
13.00%, (6.00% cash and 7.00% PIK), 12/31/25(9)		476	403,755
DKT Finance ApS
9.375%, 6/17/23(9)		201	202,759

Security	Principal Amount* (000’s omitted)		Value
eircom Finance DAC
3.50%, 5/15/26(11)	EUR	200	$226,235
Equinix, Inc.
2.875%, 2/1/26	EUR	440	503,821
Hughes Satellite Systems Corp.
5.25%, 8/1/26		1,245	1,292,011
6.625%, 8/1/26		770	801,909
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23(6)		995	569,364
8.00%, 2/15/24(6)(9)		490	497,762
8.50%, 10/15/24(6)(9)		1,236	747,094
LCPR Senior Secured Financing DAC
6.75%, 10/15/27(9)		786	803,048
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,214,408
Matterhorn Telecom S.A.
3.125%, 9/15/26(11)	EUR	200	217,215
SBA Communications Corp.
4.00%, 10/1/22		1,020	1,033,785
4.875%, 9/1/24		460	472,116
SoftBank Group Corp.
4.00%, 4/20/23(11)	EUR	200	227,732
3.125%, 9/19/25(11)	EUR	250	268,550
Sprint Capital Corp.
6.875%, 11/15/28		840	1,026,018
Sprint Communications, Inc.
7.00%, 8/15/20		1,055	1,061,045
6.00%, 11/15/22		365	385,482
Sprint Corp.
7.25%, 9/15/21		3,265	3,426,634
7.875%, 9/15/23		9,822	11,074,256
7.625%, 2/15/25		1,785	2,063,299
7.625%, 3/1/26		993	1,174,406
Summer (BC) Holdco B S.a.r.l.
5.75%, 10/31/26(11)	EUR	150	160,983
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,434,758
6.50%, 1/15/26		595	622,480
4.50%, 2/1/26		980	993,749
4.75%, 2/1/28		1,045	1,105,218
TalkTalk Telecom Group PLC
3.875%, 2/20/25(11)	GBP	420	504,341
Telecom Italia Capital S.A.
6.00%, 9/30/34		475	517,705
Telecom Italia SpA
2.50%, 7/19/23(11)	EUR	400	458,877
5.303%, 5/30/24(9)		1,118	1,167,622
2.75%, 4/15/25(11)	EUR	500	565,021
3.00%, 9/30/25(11)	EUR	140	160,484

Security	Principal Amount* (000’s omitted)		Value
ViaSat, Inc.
5.625%, 4/15/27(9)		796	$816,748
Vodafone Group PLC
4.875% to 7/3/25, 10/3/78(11)(12)	GBP	350	452,796
VTR Comunicaciones SpA
5.125%, 1/15/28(9)(10)		590	605,045

			$51,050,153

Transportation — 0.4%
A.P. Moller - Maersk A/S
4.50%, 6/20/29(9)		1,000	$1,076,754
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(9)		716	711,525
FedEx Corp.
4.10%, 2/1/45		500	510,019
Getlink SE
3.625%, 10/1/23(11)	EUR	200	229,076
JSL Europe S.A.
7.75%, 7/26/24(9)		1,000	992,500
Watco Cos., LLC/Watco Finance Corp.
6.50%, 6/15/27(9)		1,900	1,956,202
XPO CNW, Inc.
6.70%, 5/1/34		1,000	1,031,725

			$6,507,801

Utilities — 1.3%
AES Corp. (The)
5.50%, 4/15/25		309	$318,089
6.00%, 5/15/26		1,694	1,774,152
5.125%, 9/1/27		445	462,793
Calpine Corp.
5.50%, 2/1/24		285	285,888
5.75%, 1/15/25		310	314,004
5.25%, 6/1/26(9)		1,040	1,053,120
4.50%, 2/15/28(9)		1,073	1,053,343
5.125%, 3/15/28(9)		1,511	1,480,213
ENERGO-PRO AS
4.50%, 5/4/24(11)	EUR	450	482,824
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(9)		660	661,719
4.50%, 9/15/27(9)		851	892,048
NRG Energy, Inc.
7.25%, 5/15/26		1,278	1,351,249
5.75%, 1/15/28		1,455	1,538,393
5.25%, 6/15/29(9)		673	709,749
Pattern Energy Group, Inc.
5.875%, 2/1/24(9)		970	978,386

Security	Principal Amount* (000’s omitted)		Value
TerraForm Power Operating, LLC
4.25%, 1/31/23(9)		655	$660,315
5.00%, 1/31/28(9)		1,497	1,567,831
Thames Water Kemble Finance PLC
5.875%, 7/15/22(11)	GBP	200	251,316
Vistra Energy Corp.
8.125%, 1/30/26(9)		2,315	2,420,622
Vistra Operations Co., LLC
5.00%, 7/31/27(9)		1,278	1,300,684
4.30%, 7/15/29(9)		202	212,509

			$19,769,247

Total Corporate Bonds & Notes (identified cost $776,846,883)			$758,901,253

Foreign Government Securities — 4.5%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.2%
Republic of Argentina
3.75% to 3/31/29, 12/31/38(6)(14)		1,583	$627,930
6.625%, 7/6/28(6)		276	110,969
6.875%, 1/11/48(6)		4,061	1,596,988
7.625%, 4/22/46(6)		2,229	878,884

Total Argentina			$3,214,771

Armenia — 0.1%
Republic of Armenia
3.95%, 9/26/29(11)		973	$943,742
7.15%, 3/26/25(11)		1,167	1,314,089

Total Armenia			$2,257,831

Bahrain — 0.3%
CBB International Sukuk Programme Co.
6.25%, 11/14/24(11)		665	$707,700
Kingdom of Bahrain
6.75%, 9/20/29(11)		1,198	1,315,464
7.00%, 1/26/26(11)		647	720,933
7.00%, 10/12/28(11)		728	813,954
7.375%, 5/14/30(11)		1,495	1,706,841

Total Bahrain			$5,264,892

Barbados — 0.2%
Government of Barbados
6.50%, 10/1/29(9)		3,080	$2,816,694

Total Barbados			$2,816,694

Security	Principal Amount* (000’s omitted)		Value
Belarus — 0.3%
Republic of Belarus
5.875%, 2/24/26(11)		440	$427,526
6.378%, 2/24/31(11)		782	756,812
6.875%, 2/28/23(11)		2,615	2,627,866

Total Belarus			$3,812,204

Benin — 0.1%
Benin Government International Bond
5.75%, 3/26/26(11)	EUR	1,928	$2,023,850

Total Benin			$2,023,850

Dominican Republic — 0.2%
Dominican Republic
4.50%, 1/30/30(11)		2,600	$2,364,700
7.45%, 4/30/44(11)		868	898,380

Total Dominican Republic			$3,263,080

Egypt — 0.5%
Arab Republic of Egypt
8.15%, 11/20/59(11)		2,338	$2,189,888
8.50%, 1/31/47(11)		3,343	3,280,736
8.70%, 3/1/49(11)		1,463	1,440,199
8.875%, 5/29/50(11)		355	351,745

Total Egypt			$7,262,568

Fiji — 0.2%
Republic of Fiji
6.625%, 10/2/20(11)		2,443	$2,433,839

Total Fiji			$2,433,839

Gabon — 0.0%(8)
Republic of Gabon
6.625%, 2/6/31(11)		276	$247,287

Total Gabon			$247,287

Guatemala — 0.0%(8)
Republic of Guatemala
6.125%, 6/1/50(11)		435	$505,252

Total Guatemala			$505,252

Honduras — 0.1%
Republic of Honduras
5.625%, 6/24/30(11)		579	$589,856
6.25%, 1/19/27(11)		332	355,074

Total Honduras			$944,930

Iraq — 0.0%(8)
Republic of Iraq
5.80%, 1/15/28(11)		560	$506,072

Total Iraq			$506,072

Security	Principal Amount* (000’s omitted)		Value
Jamaica — 0.2%
Jamaica Government International Bond
7.875%, 7/28/45		1,928	$2,364,692

Total Jamaica			$2,364,692

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/47(11)		2,600	$2,680,210

Total Jordan			$2,680,210

Lebanon — 0.0%(8)
Lebanese Republic
6.25%, 6/12/25(6)(11)		287	$51,301
6.65%, 4/22/24(6)(11)		700	123,375
7.00%, 3/20/28(6)(11)		288	48,375
7.15%, 11/20/31(6)(11)		451	76,896
8.20%, 5/17/33(6)		156	26,286
8.25%, 5/17/34(6)		129	21,672

Total Lebanon			$347,905

Oman — 0.0%(8)
Oman Government International Bond
6.75%, 1/17/48(11)		282	$245,129

Total Oman			$245,129

Romania — 0.6%
Romania Government International Bond
2.75%, 2/26/26(11)	EUR	610	$714,747
3.375%, 1/28/50(11)	EUR	2,758	3,016,601
3.624%, 5/26/30(11)	EUR	610	741,244
4.625%, 4/3/49(11)	EUR	3,423	4,414,216

Total Romania			$8,886,808

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(11)		1,344	$1,203,202

Total Seychelles			$1,203,202

Suriname — 0.1%
Suriname Government International Bond
9.25%, 10/26/26(11)		2,289	$1,020,207

Total Suriname			$1,020,207

Ukraine — 0.9%
Ukraine Government International Bond
0.00%, GDP-Linked, 5/31/40(9)(11)(17)		3,915	$3,634,991
7.75%, 9/1/20(11)		700	703,143
9.75%, 11/1/28(11)		7,659	8,751,005

Total Ukraine			$13,089,139

Security	Principal Amount* (000’s omitted)	Value
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
3.125%, 9/30/49(11)	2,300	$2,400,625

Total United Arab Emirates		$2,400,625

Total Foreign Government Securities (identified cost $66,389,180)		$66,791,187

Sovereign Loans — 0.6%

Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.3%
Government of Kenya
Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(15)	$4,500	$4,438,174

Total Kenya		$4,438,174

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(15)(18)	$950	$879,937

Total Nigeria		$879,937

Tanzania — 0.2%
Government of the United Republic of Tanzania
Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(15)	$2,043	$2,055,768
Term Loan, 5.78%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(15)	1,457	1,464,095

Total Tanzania		$3,519,863

Total Sovereign Loans (identified cost $8,924,346)		$8,837,974

Mortgage Pass-Throughs — 12.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, with various maturities to 2050	$52,357	$55,291,106
4.50%, with various maturities to 2048	1,397	1,468,969
5.50%, with maturity at 2032	450	511,820
6.50%, with various maturities to 2036	3,539	4,007,946
7.00%, with various maturities to 2036	3,300	3,756,500
7.13%, with maturity at 2023	28	28,525
7.50%, with various maturities to 2035	2,206	2,447,231
7.65%, with maturity at 2022	6	5,803

Security	Principal Amount (000’s omitted)	Value
8.00%, with various maturities to 2030	$611	$633,001
8.50%, with various maturities to 2022	91	97,010
9.00%, with various maturities to 2031	47	52,132
9.50%, with various maturities to 2025	3	3,587

		$68,303,630

Federal National Mortgage Association:
2.90%, (COF + 1.25%), with maturity at 2036(19)	$690	$694,124
2.91%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(19)	1,074	1,111,337
3.00%, with maturity at 2050	19,979	21,133,114
3.924%, (1 yr. CMT + 2.265%), with maturity at 2036(19)	5,567	5,818,203
4.50%, with various maturities to 2049(20)	36,887	39,854,139
5.00%, with various maturities to 2040(20)	6,407	7,312,949
5.50%, with various maturities to 2033	661	759,858
6.00%, with various maturities to 2029	1,022	1,093,159
6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(19)	1,419	1,549,576
6.50%, with various maturities to 2036(20)	14,383	16,313,376
6.75%, with maturity at 2023	22	23,670
6.946%, with maturity at 2048	3,000	3,362,529
7.00%, with various maturities to 2037	3,665	4,158,859
7.50%, with various maturities to 2035	1,848	2,150,917
7.887%, with maturity at 2027(21)	151	165,554
8.00%, with various maturities to 2027	230	250,131
8.224%, with maturity at 2028(21)	40	43,925
8.232%, with maturity at 2024(21)	8	8,066
8.277%, with maturity at 2029(21)	36	39,753
8.298%, with maturity at 2027(21)	51	56,723
8.50%, with various maturities to 2037	572	643,076
9.00%, with various maturities to 2032	580	641,122
9.132%, with maturity at 2025(21)	2	2,535
9.50%, with various maturities to 2030	108	120,706
10.50%, with maturity at 2021	6	5,652

		$107,313,053

Government National Mortgage Association:
4.00%, with maturity at 2049	$1,654	$1,764,185
4.50%, with maturity at 2047	4,972	5,504,760
6.00%, with maturity at 2024	240	254,220
6.50%, with maturity at 2024(20)	1,387	1,471,676
7.00%, with maturity at 2026	142	156,104
7.50%, with various maturities to 2032(20)	2,767	3,047,796
8.00%, with various maturities to 2034(20)	2,144	2,420,466
8.50%, with maturity at 2022	32	32,840
9.00%, with various maturities to 2025	298	323,494
9.50%, with various maturities to 2021	13	13,677

		$14,989,218

Total Mortgage Pass-Throughs (identified cost $184,768,149)		$190,605,901

Collateralized Mortgage Obligations — 21.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$134	$143,208
Series 1497, Class K, 7.00%, 4/15/23	100	106,987
Series 1529, Class Z, 7.00%, 6/15/23	183	196,855
Series 1620, Class Z, 6.00%, 11/15/23	117	125,202
Series 1677, Class Z, 7.50%, 7/15/23	100	108,097
Series 1702, Class PZ, 6.50%, 3/15/24	1,254	1,360,284
Series 2113, Class QG, 6.00%, 1/15/29	356	405,798
Series 2122, Class K, 6.00%, 2/15/29	70	79,735
Series 2130, Class K, 6.00%, 3/15/29	47	54,021
Series 2167, Class BZ, 7.00%, 6/15/29	57	65,722
Series 2182, Class ZB, 8.00%, 9/15/29	556	651,559
Series 2198, Class ZA, 8.50%, 11/15/29	619	718,967
Series 2458, Class ZB, 7.00%, 6/15/32	649	785,541
Series 3762, Class SH, 9.655%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(22)	646	826,336
Series 4097, Class PE, 3.00%, 11/15/40	1,060	1,078,438
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,622,113
Series 4273, Class SP, 11.54%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(22)	503	860,072
Series 4337, Class YT, 3.50%, 4/15/49	3,824	3,846,931
Series 4407, Class LN, 8.918%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(22)	90	91,151
Series 4416, Class SU, 8.255%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(22)	783	795,853
Series 4452, Class ZJ, 3.00%, 11/15/44	3,160	3,181,378
Series 4584, Class PM, 3.00%, 5/15/46	2,728	2,783,831
Series 4594, Class FM, 1.173%, (1 mo. USD LIBOR + 1.00%), 6/15/46(15)	468	467,081
Series 4608, Class TV, 3.50%, 1/15/55	5,740	5,823,340
Series 4630, Class CZ, 3.00%, 12/15/43	5,625	5,676,643
Series 4637, Class CU, 3.00%, 8/15/44	5,615	5,768,565
Series 4637, Class QF, 1.173%, (1 mo. USD LIBOR + 1.00%), 4/15/44(15)(20)	9,481	9,367,499
Series 4639, Class KF, 1.473%, (1 mo. USD LIBOR + 1.30%), 12/15/44(15)	2,936	2,934,299
Series 4677, Class SB, 15.31%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(22)	895	909,383
Series 4678, Class PC, 3.00%, 1/15/46	7,634	7,903,474
Series 4774, Class MH, 4.50%, 12/15/42	3,968	4,046,087
Series 4774, Class QD, 4.50%, 1/15/43	9,994	10,181,231
Series 4776, Class C, 4.50%, 3/15/43	2,616	2,645,405
Series 4858, Class LA, 4.50%, 8/15/43	1,869	1,878,947
Series 4859, Class GA, 4.50%, 10/15/43	4,767	4,809,058
Series 4911, Class JZ, 3.50%, 9/25/49	2,643	2,654,579
Series 4914, Class DZ, 4.00%, 9/25/49	249	249,130
Series 4980, Class ZP, 2.50%, 7/25/49	3,698	3,698,038

Security	Principal Amount (000’s omitted)	Value
Interest Only:(23)
Series 284, Class S6, 5.915%, (6.10% - 1 mo. USD LIBOR), 10/15/42(22)	$3,022	$496,314
Series 362, Class C7, 3.50%, 9/15/47	16,976	1,404,010
Series 362, Class C11, 4.00%, 12/15/47	14,055	1,488,524
Series 3973, Class SG, 6.465%, (6.65% - 1 mo. USD LIBOR), 4/15/30(22)	877	22,896
Series 4067, Class JI, 3.50%, 6/15/27	2,444	176,754
Series 4070, Class S, 5.915%, (6.10% - 1 mo. USD LIBOR), 6/15/32(22)	6,371	1,049,555
Series 4088, Class EI, 3.50%, 9/15/41	7,128	396,287
Series 4094, Class CS, 5.815%, (6.00% - 1 mo. USD LIBOR), 8/15/42(22)	2,746	504,714
Series 4095, Class HS, 5.915%, (6.10% - 1 mo. USD LIBOR), 7/15/32(22)	1,789	230,692
Series 4109, Class ES, 5.965%, (6.15% - 1 mo. USD LIBOR), 12/15/41(22)	87	23,301
Series 4110, Class SA, 5.465%, (5.65% - 1 mo. USD LIBOR), 9/15/42(22)	3,923	839,360
Series 4149, Class S, 6.065%, (6.25% - 1 mo. USD LIBOR), 1/15/33(22)	3,077	557,868
Series 4188, Class AI, 3.50%, 4/15/28	1,846	124,641
Series 4203, Class QS, 6.065%, (6.25% - 1 mo. USD LIBOR), 5/15/43(22)	4,676	918,617
Series 4408, Class IP, 3.50%, 4/15/44	4,997	401,720
Series 4435, Class BI, 3.50%, 7/15/44	10,963	962,802
Series 4629, Class QI, 3.50%, 11/15/46	5,927	389,232
Series 4644, Class TI, 3.50%, 1/15/45	6,027	308,868
Series 4653, Class PI, 3.50%, 7/15/44	2,213	42,458
Series 4667, Class PI, 3.50%, 5/15/42	7,195	203,655
Series 4676, Class DI, 4.00%, 7/15/44	10,308	308,077
Series 4744, Class IO, 4.00%, 11/15/47	8,327	821,545
Series 4749, Class IL, 4.00%, 12/15/47	3,609	365,786
Series 4767, Class IM, 4.00%, 5/15/45	5,344	169,481
Series 4793, Class SD, 6.015%, (6.20% - 1 mo. USD LIBOR), 6/15/48(22)	18,834	2,369,366
Series 4966, Class SY, 5.866%, (6.05% - 1 mo. USD LIBOR), 4/25/50(22)	31,486	5,513,401
Principal Only:(24)
Series 242, Class PO, 0.00%, 11/15/36	3,812	3,666,322
Series 259, Class PO, 0.00%, 4/15/39	2,247	2,228,515
Series 3606, Class PO, 0.00%, 12/15/39	2,563	2,432,057
Series 4417, Class KO, 0.00%, 12/15/43	530	473,762
Series 4478, Class PO, 0.00%, 5/15/45	1,752	1,659,665
Series 4754, Class JO, 0.00%, 4/15/44	1,776	1,684,068

		$122,135,151

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(15)	$6,605	$6,510,518
Series 2018-DNA2, Class M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 12/25/30(9)(15)	7,000	6,878,412

		$13,388,930

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 2020-45, Class HZ, 2.50%, 7/25/50	$6,034	$6,056,355
Series 2020-46, Class KZ, 2.50%, 7/25/50	8,568	8,566,484
Series 2020-46, Class QZ, 2.50%, 3/15/48	3,000	2,997,384
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	889
Series G92-46, Class Z, 7.00%, 8/25/22	35	36,716
Series G92-60, Class Z, 7.00%, 10/25/22	60	63,145
Series G93-35, Class ZQ, 6.50%, 11/25/23	1,541	1,650,723
Series G93-40, Class H, 6.40%, 12/25/23	354	377,848
Series 1991-98, Class J, 8.00%, 8/25/21	12	12,344
Series 1992-77, Class ZA, 8.00%, 5/25/22	58	60,719
Series 1992-103, Class Z, 7.50%, 6/25/22	7	7,608
Series 1992-113, Class Z, 7.50%, 7/25/22	20	21,198
Series 1992-185, Class ZB, 7.00%, 10/25/22	30	31,979
Series 1993-16, Class Z, 7.50%, 2/25/23	75	80,508
Series 1993-22, Class PM, 7.40%, 2/25/23	61	64,679
Series 1993-25, Class J, 7.50%, 3/25/23	89	95,918
Series 1993-30, Class PZ, 7.50%, 3/25/23	176	189,155
Series 1993-42, Class ZQ, 6.75%, 4/25/23	225	239,072
Series 1993-56, Class PZ, 7.00%, 5/25/23	36	39,010
Series 1993-156, Class ZB, 7.00%, 9/25/23	47	50,685
Series 1994-45, Class Z, 6.50%, 2/25/24	323	345,759
Series 1994-89, Class ZQ, 8.00%, 7/25/24	272	300,410
Series 1996-57, Class Z, 7.00%, 12/25/26	287	324,747
Series 1997-77, Class Z, 7.00%, 11/18/27	148	169,853
Series 1998-44, Class ZA, 6.50%, 7/20/28	162	184,696
Series 1999-45, Class ZG, 6.50%, 9/25/29	46	53,079
Series 2000-22, Class PN, 6.00%, 7/25/30	607	698,037
Series 2002-1, Class G, 7.00%, 7/25/23	55	59,350
Series 2002-21, Class PE, 6.50%, 4/25/32	394	463,737
Series 2005-75, Class CS, 23.462%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(22)	948	1,760,379
Series 2007-74, Class AC, 5.00%, 8/25/37	4,420	4,998,761
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(22)	468	527,451
Series 2011-109, Class PE, 3.00%, 8/25/41	2,577	2,634,895
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,744	2,663,759
Series 2013-6, Class TA, 1.50%, 1/25/43	4,164	4,177,334
Series 2013-52, Class MD, 1.25%, 6/25/43	4,075	4,038,994
Series 2013-67, Class NF, 1.185%, (1 mo. USD LIBOR + 1.00%), 7/25/43(15)	2,784	2,744,272
Series 2014-64, Class PA, 3.00%, 3/25/44	2,760	2,871,585
Series 2016-22, Class ZE, 3.00%, 6/25/44	783	788,675
Series 2017-13, Class KF, 1.173%, (1 mo. USD LIBOR + 1.00%), 2/25/47(15)	350	350,068
Series 2017-15, Class LE, 3.00%, 6/25/46(20)	7,630	7,786,735
Series 2017-39, Class JZ, 3.00%, 5/25/47	737	742,906

Security	Principal Amount (000’s omitted)	Value
Series 2017-48, Class LG, 2.75%, 5/25/47	$5,581	$5,886,914
Series 2017-66, Class ZJ, 3.00%, 9/25/57	1,922	1,924,326
Series 2017-75, Class Z, 3.00%, 9/25/57	1,287	1,288,778
Series 2017-76, Class Z, 3.00%, 10/25/57	576	576,356
Series 2017-96, Class Z, 3.00%, 12/25/57	200	199,826
Series 2017-110, Class Z, 3.00%, 2/25/57	422	422,211
Series 2018-18, Class QD, 4.50%, 5/25/45	18,035	18,616,930
Series 2019-50, Class NZ, 3.50%, 9/25/49	2,596	2,600,434
Series 2019-69, Class NZ, 3.50%, 12/25/49	2,436	2,439,695
Series 2019-73, Class CZ, 3.00%, 12/25/49	1,308	1,308,750
Interest Only:(23)
Series 2010-124, Class SJ, 5.866%, (6.05% - 1 mo. USD LIBOR), 11/25/38(22)	937	28,218
Series 2011-101, Class IC, 3.50%, 10/25/26	6,168	397,724
Series 2011-101, Class IE, 3.50%, 10/25/26	1,975	125,860
Series 2012-24, Class S, 5.316%, (5.50% - 1 mo. USD LIBOR), 5/25/30(22)	982	31,205
Series 2012-33, Class CI, 3.50%, 3/25/27	3,561	216,942
Series 2012-56, Class SU, 6.566%, (6.75% - 1 mo. USD LIBOR), 8/25/26(22)	89	1,078
Series 2012-94, Class KS, 6.466%, (6.65% - 1 mo. USD LIBOR), 5/25/38(22)	3,859	229,450
Series 2012-97, Class PS, 5.966%, (6.15% - 1 mo. USD LIBOR), 3/25/41(22)	5,375	436,675
Series 2012-103, Class GS, 5.916%, (6.10% - 1 mo. USD LIBOR), 2/25/40(22)	1,951	41,143
Series 2012-118, Class IN, 3.50%, 11/25/42	7,377	860,075
Series 2012-124, Class IO, 2.624%, 11/25/42(21)	3,052	159,127
Series 2012-125, Class IG, 3.50%, 11/25/42	22,289	2,776,952
Series 2012-150, Class SK, 5.966%, (6.15% - 1 mo. USD LIBOR), 1/25/43(22)	3,806	695,220
Series 2013-12, Class SP, 5.466%, (5.65% - 1 mo. USD LIBOR), 11/25/41(22)	1,770	119,007
Series 2013-15, Class DS, 6.016%, (6.20% - 1 mo. USD LIBOR), 3/25/33(22)	7,918	1,592,904
Series 2013-16, Class SY, 5.966%, (6.15% - 1 mo. USD LIBOR), 3/25/43(22)	1,815	380,918
Series 2013-54, Class HS, 6.116%, (6.30% - 1 mo. USD LIBOR), 10/25/41(22)	1,553	116,299
Series 2013-64, Class PS, 6.066%, (6.25% - 1 mo. USD LIBOR), 4/25/43(22)	2,662	453,215
Series 2013-75, Class SC, 6.066%, (6.25% - 1 mo. USD LIBOR), 7/25/42(22)	5,416	593,447
Series 2014-32, Class EI, 4.00%, 6/25/44	1,147	141,689
Series 2014-55, Class IN, 3.50%, 7/25/44	2,746	288,925
Series 2014-89, Class IO, 3.50%, 1/25/45	3,465	267,408
Series 2015-17, Class SA, 6.016%, (6.20% - 1 mo. USD LIBOR), 11/25/43(22)	3,651	281,162
Series 2015-52, Class MI, 3.50%, 7/25/45	3,104	325,473
Series 2017-46, Class NI, 3.00%, 8/25/42	9,098	264,220
Series 2018-21, Class IO, 3.00%, 4/25/48	16,956	1,332,655
Series 2019-1, Class AS, 5.816%, (6.00% - 1 mo. USD LIBOR), 2/25/49(22)	20,405	3,512,678
Series 2019-33, Class SK, 5.866%, (6.05% - 1 mo. USD LIBOR), 7/25/49(22)	19,627	2,205,240
Series 2020-23, Class SP, 5.866%, (6.05% - 1 mo. USD LIBOR), 2/25/50(22)	9,871	1,810,940
Principal Only:(24)
Series 379, Class 1, 0.00%, 5/25/37	2,399	2,311,663
Series 2006-8, Class WQ, 0.00%, 3/25/36	3,548	3,268,330

		$119,857,963

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$590	$593,317
Series 2017-82, Class TZ, 2.50%, 2/16/43	23	22,748
Series 2017-121, Class DF, 0.69%, (1 mo. USD LIBOR + 0.50%), 8/20/47(15)(20)	10,249	10,246,769
Series 2017-137, Class AF, 0.69%, (1 mo. USD LIBOR + 0.50%), 9/20/47(15)(20)	5,738	5,737,153
Series 2017-141, Class KZ, 3.00%, 9/20/47	1,826	1,832,654
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,571	4,832,862
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(22)	2,075	2,082,564
Series 2019-97, Class ZC, 3.50%, 8/20/49	4,072	4,081,302
Series 2019-108, Class KZ, 3.50%, 8/20/49	3,828	3,861,716
Series 2019-115, Class ZH, 4.00%, 9/20/49	2,978	2,988,040
Series 2019-117, Class Z, 3.50%, 9/20/49	3,653	3,656,942
Series 2019-136, Class CZ, 3.50%, 11/20/49	4,680	4,687,871
Series 2019-151, Class HZ, 3.50%, 12/20/49	7,372	7,397,098
Series 2019-153, Class MZ, 3.50%, 12/20/49	10,916	10,963,842
Interest Only:(23)
Series 2017-104, Class SD, 6.01%, (6.20% - 1 mo. USD LIBOR), 7/20/47(22)	6,733	1,186,153

		$64,171,031

Total Collateralized Mortgage Obligations (identified cost $343,093,370)		$319,553,075

Commercial Mortgage-Backed Securities — 5.0%

Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(9)(21)	$801	$809,196
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(9)(21)	795	512,529
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(9)(21)	3,205	1,973,787
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(9)(21)	3,500	2,514,498
Series 2016-C7, Class D, 4.43%, 12/10/54(9)(21)	1,675	1,236,875
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(9)	1,000	718,920
Series 2017-MDRB, Class C, 2.685%, (1 mo. USD LIBOR + 2.50%), 7/15/30(9)(15)	5,000	4,715,816
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.12%, 8/10/50(9)(21)	7,400	5,480,329
Series 2015-CR22, Class D, 4.108%, 3/10/48(9)(21)	4,100	3,292,886
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.359%, 12/15/49(21)	2,770	2,501,325
Series 2016-NXSR, Class D, 4.359%, 12/15/49(9)(21)	3,000	2,252,042

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.885%, (1 mo. USD LIBOR + 1.70%), 10/15/49(9)(15)	$213	$199,837
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(9)(15)	120	110,085
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(9)(15)	2,000	1,847,281
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.554%, 9/15/47(9)(21)	5,276	2,860,635
Series 2014-C25, Class D, 3.945%, 11/15/47(9)(21)	4,400	2,106,689
Series 2015-C29, Class D, 3.712%, 5/15/48(21)	2,000	1,270,749
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.425%, 8/15/46(9)(21)	7,167	5,811,760
Series 2012-CIBX, Class AS, 4.271%, 6/15/45	1,000	1,034,631
Series 2013-C13, Class D, 4.077%, 1/15/46(9)(21)	3,000	2,927,300
Series 2013-C16, Class D, 5.027%, 12/15/46(9)(21)	3,500	3,106,378
Series 2014-DSTY, Class B, 3.771%, 6/10/27(9)	2,600	2,347,394
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.151%, 7/15/50(9)(21)	2,000	1,563,432
Series 2016-C29, Class D, 3.00%, 5/15/49(9)	3,577	2,522,264
Series 2016-C32, Class D, 3.396%, 12/15/49(9)(21)	1,600	1,116,931
Morgan Stanley Capital I Trust
Series 2016-UBS12, Class D, 3.312%, 12/15/49(9)	4,489	2,967,661
Series 2017-CLS, Class A, 0.885%, (1 mo. USD LIBOR + 0.70%), 11/15/34(9)(15)	2,000	1,989,527
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(9)(15)	1,845	1,502,368
Motel 6 Trust
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(9)(15)	2,407	2,296,187
RETL Trust
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(9)(15)	735	667,319
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.57%, 5/10/45(9)(21)	3,000	2,193,314
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.307%, 4/10/46(9)(21)	4,437	2,791,597
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.276%, 7/15/46(9)(21)	3,000	858,036
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	1,755,179
Series 2015-LC22, Class C, 4.536%, 9/15/58(21)	1,250	1,181,629
Series 2016-C35, Class D, 3.142%, 7/15/48(9)	1,850	1,240,237
Series 2016-C36, Class D, 2.942%, 11/15/59(9)	1,500	845,968

Total Commercial Mortgage-Backed Securities (identified cost $91,184,651)		$75,122,591

Asset-Backed Securities — 7.8%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(15)	$1,000	$871,541
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(15)	500	431,127
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 6.628%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(15)	2,000	1,583,710
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(15)	1,000	922,215
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(15)	1,000	879,540
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, 7.626%, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(15)	2,000	1,811,482
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(15)	2,000	1,731,535
Babson CLO, Ltd.
Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(15)	1,000	844,471
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 7.341%, (3 mo. USD LIBOR + 6.35%), 7/25/30(9)(15)	2,000	1,684,966
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.048%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(15)	1,850	1,712,541
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(15)	3,000	2,683,174
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(15)	3,000	2,745,484
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.119%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(15)	4,500	4,242,913
BlueMountain CLO XXIV, Ltd.
Series 2019-24A, Class E, 7.895%, (3 mo. USD LIBOR + 6.76%), 4/20/31(9)(15)	1,000	918,869
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 7.919%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(15)	4,500	4,103,089
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 8.835%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(15)	6,500	6,255,692
BlueMountain CLO, Ltd.
Series 2016-3A, Class ER, 6.342%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(15)	2,000	1,550,407
Series 2018-1A, Class E, 6.71%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(15)	1,000	805,237
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(15)	3,350	2,882,027
Series 2019-2A, Class E, 8.369%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(15)	1,000	949,046
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(15)	2,000	1,535,321
Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(15)	1,250	933,715
Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(15)	1,000	842,229
Series C17A, Class DR, 6.76%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(15)	1,750	1,421,186

Security	Principal Amount (000’s omitted)	Value
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 8.135%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(15)	$1,500	$1,381,682
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(15)	2,000	1,804,297
Dryden Senior Loan Fund
Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(15)	2,000	1,658,954
Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(15)	1,000	860,840
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(9)	1,571	1,490,482
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 8.385%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(15)	1,500	1,365,276
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class D2R, 8.02%, (3 mo. USD LIBOR + 7.00%), 7/24/30(9)(15)	1,600	1,450,531
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(15)	3,275	2,909,329
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 6.385%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(15)	1,100	906,730
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(15)	1,000	863,084
Golub Capital Partners CLO 37B, Ltd.
Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(15)	3,000	2,529,633
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(15)	4,550	4,310,600
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class ER, 7.609%, (3 mo. USD LIBOR + 6.50%), 7/21/30(9)(15)	2,000	1,744,306
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(15)	1,500	1,448,930
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 7.769%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(15)	5,500	5,149,690
Magnetite XXII, Ltd.
Series 2019-22A, Class E, 7.969%, (3 mo. USD LIBOR + 6.75%), 4/15/31(9)(15)	1,500	1,435,377
Magnetite XXIV, Ltd.
Series 2019-24A, Class E, 8.857%, (3 mo. USD LIBOR + 6.95%), 1/15/33(9)(15)	3,000	2,856,535
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(9)	304	302,275
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(15)	1,500	1,338,640
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(15)	2,000	1,873,627
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(15)	1,000	941,052
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 7.976%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(15)	2,250	2,130,556
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(15)	3,625	3,259,149

Security	Principal Amount (000’s omitted)	Value
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(15)	$2,000	$1,760,042
Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(15)	1,000	878,697
Series 2019-1A, Class D, 7.424%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(15)	2,000	1,918,770
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(9)	1,657	1,659,544
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/17/30(9)(15)	450	390,454
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.069%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(15)	2,000	1,867,272
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(15)	2,000	1,715,201
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(15)	1,000	858,794
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 8.135%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(15)	1,800	1,711,829
Southwick Park CLO, LLC
Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(15)	6,000	5,608,792
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(15)	1,000	733,408
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(15)	575	483,126
Voya CLO, Ltd.
Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(15)	3,000	2,481,018
Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(15)	1,400	1,137,106
Series 2019-4A, Class E, 8.699%, (3 mo. USD LIBOR + 7.48%), 1/15/33(9)(15)	3,000	2,882,478
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, 8.422%, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(15)	2,000	1,927,239

Total Asset-Backed Securities (identified cost $127,185,080)		$116,366,862

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.0%(8)
IAP Global Services, LLC(3)(25)(26)	31	$463,611

		$463,611

Automotive — 0.0%(8)
Dayco Products, LLC(25)(26)	27,250	$204,375

		$204,375

Business Equipment and Services — 0.0%(8)
Crossmark Holdings, Inc.(25)(26)	4,883	$280,772

		$280,772

Security	Shares	Value
Electronics/Electrical — 0.0%(8)
Answers Corp.(3)(25)(26)	78,756	$145,699

		$145,699

Oil and Gas — 0.1%
AFG Holdings, Inc.(3)(25)(26)	29,751	$712,239
Fieldwood Energy, Inc.(25)(26)	10,085	1,009
McDermott International, Inc.(25)(26)	93,940	328,790
Nine Point Energy Holdings, Inc.(3)(26)(27)	29,787	0
RDV Resources, Inc., Class A(3)(25)(26)	27,724	0
Samson Resources II, LLC, Class A(25)	45,294	826,615
Sunrise Oil & Gas, Inc., Class A(25)(26)	15,647	109,529

		$1,978,182

Publishing — 0.2%
ION Media Networks, Inc.(3)(25)	5,187	$2,152,761
Tweddle Group, Inc.(3)(25)(26)	5,433	15,701

		$2,168,462

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(25)(26)	74,443	$77,420
Cumulus Media, Inc., Class A(25)(26)	50,522	199,562
iHeartMedia, Inc., Class A(25)(26)	31,657	264,336

		$541,318

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(3)(25)(26)	40,851	$367,659

		$367,659

Total Common Stocks (identified cost $7,781,655)		$6,150,078

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Electronics/Electrical — 0.1%
Western Digital Corp., 1.50%, 2/1/24	$793	$749,412

		$749,412

Pipelines — 0.1%
Cheniere Energy Partners, L.P., 4.875%, 5/28/21(9)(16)	$1,722	$1,747,314

		$1,747,314

Transportation — 0.1%
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	$1,700	$1,622,731

		$1,622,731

Total Convertible Bonds (identified cost $4,037,492)		$4,119,457

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(26)(27)	555	$0

Total Convertible Preferred Stocks (identified cost $555,000)		$0

Preferred Stocks — 0.1%

Security	Shares	Value
Building and Development — 0.1%
Brookfield Property Partners, L.P., 5.75%(25)	40,000	$662,400

		$662,400

Financial Services — 0.0%(8)
DBI Investors, Inc., Series A-1(3)(25)(26)	1,932	$174,189

		$174,189

Pipelines — 0.0%(8)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(12)	31,500	$510,930

		$510,930

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(25)(26)	1,136	$90,880
David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(25)(26)	4,631	374,926

		$465,806

Total Preferred Stocks (identified cost $2,077,376)		$1,813,325

Closed-End Funds — 1.4%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,141,231	$21,776,319

Total Closed-End Funds (identified cost $25,849,718)		$21,776,319

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(25)(26)	8	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(8)

Security	Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(26)	2,257,600	$0

		$0

Oil and Gas — 0.0%(8)
Paragon Offshore Finance Company, Class A(25)(26)	2,021	$606
Paragon Offshore Finance Company, Class B(25)(26)	1,011	12,385

		$12,991

Total Miscellaneous (identified cost $21,988)		$12,991

Short-Term Investments — 1.8%

U.S. Treasury Obligations — 0.0%(8)

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/2/20(28)	$500	$499,999

Total U.S. Treasury Obligations (identified cost $499,999)		$499,999

Other — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.35%(29)	26,722,069	$26,722,069

Total Other (identified cost $26,722,098)		$26,722,069

Total Short-Term Investments (identified cost $27,222,097)		$27,222,068

Total Investments — 155.4% (identified cost $2,461,377,402)		$2,328,787,933

Less Unfunded Loan Commitments — (0.1)%		$(1,176,632)

Net Investments — 155.3% (identified cost $2,460,200,770)		$2,327,611,301

Value

Other Assets, Less Liabilities — (40.9)%	$(613,158,817)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.4)%	$(216,000,000)

Net Assets Applicable to Common Shares — 100.0%	$1,498,452,484

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2020, the total value of unfunded loan commitments is $1,177,718.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after June 30, 2020, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2020, the aggregate value of these securities is $640,098,633 or 42.7% of the Fund’s net assets applicable to common shares.

(10)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.

(11)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2020, the aggregate value of these securities is $100,054,390 or 6.7% of the Fund’s net assets applicable to common shares.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	Step coupon security. Interest rate represents the rate in effect at June 30, 2020.

(15)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(18)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(19)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at June 30, 2020.

(20)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(21)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.

(22)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2020.

(23)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(24)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(25)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(26)	Non-income producing security.

(27)	Restricted security.

(28)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold				Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	1,780,945	USD	2,003,029			7/6/20	$(1,975)
USD	1,924,649	EUR	1,780,945			7/6/20	(76,404)
EUR	19,140	USD	20,882			7/17/20	629
EUR	273,518	USD	308,482			7/17/20	(1,087)
USD	330,069	EUR	292,658			7/17/20	1,162
USD	3,101,780	EUR	2,844,286			7/17/20	(94,794)
USD	2,004,249	EUR	1,780,945			8/3/20	1,969
USD	5,046,508	EUR	4,641,043			8/7/20	(171,780)

							$(342,280)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,243,196	USD	1,403,374	Bank of America, N.A.	7/2/20	$—	$(6,644)
EUR	631,680	USD	704,027	Goldman Sachs International	7/2/20	5,665	—
EUR	1,581,824	USD	1,777,776	Goldman Sachs International	7/2/20	—	(597)
EUR	28,169,930	USD	31,639,057	Standard Chartered Bank	7/2/20	9,848	—
USD	238,463	EUR	210,901	Bank of America, N.A.	7/2/20	1,516	—
USD	407,247	EUR	362,690	Bank of America, N.A.	7/2/20	—	(236)
USD	709,967	EUR	631,680	Goldman Sachs International	7/2/20	275	—
USD	745,246	EUR	669,604	Goldman Sachs International	7/2/20	—	(7,054)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,761,196	EUR	1,581,824	Goldman Sachs International	7/2/20	$—	$(15,982)
USD	31,353,193	EUR	28,169,930	Standard Chartered Bank	7/2/20	—	(295,711)
EUR	115,000	USD	129,126	State Street Bank and Trust Company	7/6/20	87	—
EUR	228,837	USD	247,849	Bank of America, N.A.	7/31/20	9,411	—
EUR	194,742	USD	210,876	Bank of America, N.A.	7/31/20	8,054	—
EUR	68,636	USD	77,939	Bank of America, N.A.	7/31/20	—	(778)
EUR	92,131	USD	101,095	Citibank, N.A.	7/31/20	2,480	—
EUR	303,359	USD	340,167	Citibank, N.A.	7/31/20	871	—
EUR	189,514	USD	206,951	HSBC Bank USA, N.A.	7/31/20	6,101	—
GBP	328,155	USD	408,192	HSBC Bank USA, N.A.	7/31/20	—	(1,498)
GBP	219,993	USD	274,577	HSBC Bank USA, N.A.	7/31/20	—	(1,932)
GBP	134,894	USD	166,778	State Street Bank and Trust Company	7/31/20	401	—
USD	121,806	EUR	108,452	Bank of America, N.A.	7/31/20	—	(116)
USD	220,410	EUR	203,643	Bank of America, N.A.	7/31/20	—	(8,527)
USD	3,243,568	EUR	2,987,000	Bank of America, N.A.	7/31/20	—	(114,432)
USD	7,770,665	EUR	7,156,000	Bank of America, N.A.	7/31/20	—	(274,147)
USD	728,355	EUR	641,326	Citibank, N.A.	7/31/20	7,372	—
USD	136,138	EUR	124,170	Citibank, N.A.	7/31/20	—	(3,455)
USD	3,243,476	EUR	2,987,000	Goldman Sachs International	7/31/20	—	(114,525)
USD	7,770,443	EUR	7,156,000	Goldman Sachs International	7/31/20	—	(274,369)
USD	24,835,754	EUR	22,872,999	Goldman Sachs International	7/31/20	—	(878,189)
USD	86,650	EUR	76,842	HSBC Bank USA, N.A.	7/31/20	263	—
USD	109,122	EUR	96,500	State Street Bank and Trust Company	7/31/20	636	—
USD	232,384	EUR	206,144	State Street Bank and Trust Company	7/31/20	635	—
USD	151,540	EUR	134,544	State Street Bank and Trust Company	7/31/20	285	—
USD	129,196	EUR	115,000	State Street Bank and Trust Company	7/31/20	—	(88)
USD	226,056	EUR	201,875	State Street Bank and Trust Company	7/31/20	—	(893)
USD	322,441	EUR	288,408	State Street Bank and Trust Company	7/31/20	—	(1,789)
USD	108,412	EUR	98,487	State Street Bank and Trust Company	7/31/20	—	(2,307)
USD	107,764	EUR	98,689	State Street Bank and Trust Company	7/31/20	—	(3,183)
USD	101,027	EUR	93,002	State Street Bank and Trust Company	7/31/20	—	(3,527)
USD	105,483	EUR	96,999	State Street Bank and Trust Company	7/31/20	—	(3,563)
USD	108,433	EUR	100,000	State Street Bank and Trust Company	7/31/20	—	(3,987)
USD	107,271	EUR	99,000	State Street Bank and Trust Company	7/31/20	—	(4,025)
USD	200,367	EUR	182,297	State Street Bank and Trust Company	7/31/20	—	(4,572)
USD	310,716	EUR	280,996	State Street Bank and Trust Company	7/31/20	—	(5,181)
USD	140,354	EUR	129,536	State Street Bank and Trust Company	7/31/20	—	(5,271)
USD	222,071	EUR	204,451	State Street Bank and Trust Company	7/31/20	—	(7,774)
USD	216,252	EUR	199,339	State Street Bank and Trust Company	7/31/20	—	(7,845)
USD	605,278	EUR	557,252	State Street Bank and Trust Company	7/31/20	—	(21,188)
USD	1,839,469	EUR	1,693,985	State Street Bank and Trust Company	7/31/20	—	(64,917)
USD	4,408,886	EUR	4,060,186	State Street Bank and Trust Company	7/31/20	—	(155,595)
USD	2,736,002	GBP	2,199,415	Bank of America, N.A.	7/31/20	10,189	—
USD	140,037	GBP	111,726	Bank of America, N.A.	7/31/20	1,571	—
USD	317,895	GBP	256,251	Bank of America, N.A.	7/31/20	314	—
USD	10,342	GBP	8,251	Bank of America, N.A.	7/31/20	116	—
USD	316,661	GBP	250,000	Citibank, N.A.	7/31/20	6,827	—
USD	452,862	GBP	363,901	HSBC Bank USA, N.A.	7/31/20	1,867	—
USD	312,688	GBP	252,806	HSBC Bank USA, N.A.	7/31/20	—	(624)
USD	2,488,056	GBP	2,000,000	State Street Bank and Trust Company	7/31/20	9,386	—
USD	452,226	GBP	363,581	State Street Bank and Trust Company	7/31/20	1,627	—
USD	321,303	GBP	258,288	State Street Bank and Trust Company	7/31/20	1,197	—
USD	6,651	GBP	5,461	State Street Bank and Trust Company	7/31/20	—	(117)
USD	25,754	GBP	21,146	State Street Bank and Trust Company	7/31/20	—	(453)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	631,680	USD	710,457	Goldman Sachs International	8/4/20	$—	$(257)
USD	31,661,083	EUR	28,169,930	Standard Chartered Bank	8/4/20	—	(10,488)
USD	4,757,387	GBP	3,885,775	State Street Bank and Trust Company	8/28/20	—	(59,105)
USD	29,896,132	EUR	26,986,180	HSBC Bank USA, N.A.	8/31/20	—	(462,516)
USD	1,685,299	EUR	1,530,250	State Street Bank and Trust Company	8/31/20	—	(36,187)

						$86,994	$(2,863,644)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	208	Long	9/21/20	$28,947,750	$118,911
U.S. Long Treasury Bond	134	Long	9/21/20	23,927,375	198,588
U.S. Ultra 10-Year Treasury Note	205	Long	9/21/20	32,284,297	130,861
5-Year Deliverable Interest Rate Swap	(4)	Short	9/14/20	(403,219)	(2,875)
10-Year Deliverable Interest Rate Swap	(4)	Short	9/14/20	(403,812)	(7,125)
U.S. Long Treasury Bond	(2)	Short	9/21/20	(357,125)	(2,875)
Euro-Bobl	(16)	Short	9/8/20	(2,426,400)	(14,920)
Euro-Bund	(3)	Short	9/8/20	(594,960)	(8,292)

					$412,273

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$10,274	$—	$10,274
EUR	246	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(28,175)	—	(28,175)
EUR	207	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(24,165)	3	(24,162)
EUR	242	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(28,626)	—	(28,626)
EUR	61	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(7,144)	—	(7,144)
EUR	104	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(12,568)	—	(12,568)
EUR	525	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(50,901)	—	(50,901)
EUR	1,500	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(116,228)	—	(116,228)
EUR	260	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(15,678)	(2)	(15,680)
EUR	681	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(20,524)	—	(20,524)
USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(5,669)	—	(5,669)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	$(806)	$(34)	$(840)
USD	2,680	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(27,169)	—	(27,169)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(11,691)	—	(11,691)
USD	461	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(26,494)	—	(26,494)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(44,322)	—	(44,322)
USD	260	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(14,810)	—	(14,810)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(8,672)	—	(8,672)
USD	120	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(3,210)	—	(3,210)
USD	850	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(3,775)	—	(3,775)
USD	562	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	(304)	—	(304)
USD	150	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/15/25	(148)	—	(148)
USD	140	Receives	3-month USD-LIBOR (pays quarterly)	0.34% (pays semi-annually)	5/19/25	(100)	—	(100)
USD	452	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(1,498)	—	(1,498)
USD	2,240	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(189,745)	—	(189,745)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(11,360)	—	(11,360)
USD	138	Receives	3-month USD-LIBOR (pays quarterly)	0.50% (pays semi-annually)	5/26/27	(459)	—	(459)
USD	153	Receives	3-month USD-LIBOR (pays quarterly)	0.49% (pays semi-annually)	6/3/27	(376)	—	(376)
USD	5,222	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(726,924)	1,602	(725,322)
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	1.76% (pays semi-annually)	12/12/29	(85,886)	—	(85,886)
USD	370	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	2/14/30	(35,490)	—	(35,490)
USD	890	Receives	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	2/18/30	(83,398)	—	(83,398)
USD	570	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(8,786)	—	(8,786)
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	1,230	—	1,230
USD	163	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	(584)	—	(584)
USD	173	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	(1,072)	—	(1,072)
USD	1,850	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	(5,081)	—	(5,081)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	511	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	$(8,146)	$—	$(8,146)
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	(939)	—	(939)
USD	375	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	(2,159)	—	(2,159)
USD	313	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	(3,206)	—	(3,206)
USD	480	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(3,864)	—	(3,864)
USD	634	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	(5,569)	—	(5,569)
USD	43	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	(154)	—	(154)
USD	1,280	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(650,448)	(642)	(651,090)
USD	128	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(26,968)	—	(26,968)
USD	148	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(30,755)	—	(30,755)
USD	160	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(30,922)	—	(30,922)
USD	85	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(13,998)	—	(13,998)
USD	88	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(18,160)	—	(18,160)
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(347,420)	—	(347,420)
USD	92	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(21,937)	—	(21,937)
USD	91	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(21,558)	—	(21,558)
USD	19	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(5,229)	—	(5,229)
USD	210	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	7,251	—	7,251
USD	92	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	5/22/50	(349)	—	(349)
USD	1,650	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	(18,371)	—	(18,371)
USD	383	Receives	3-month USD-LIBOR (pays quarterly)	1.10% (pays semi-annually)	6/11/50	(18,596)	—	(18,596)
USD	347	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(1,033)	—	(1,033)
USD	316	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	(563)	—	(563)
USD	121	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	(1,624)	—	(1,624)
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/17/50	(3,956)	—	(3,956)

Total						$(2,819,007)	$927	$(2,818,080)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$950	1.00% (pays quarterly)(1)	6/20/25	2.50%	$(66,690)	$87,308	$20,618
Brazil	2,450	1.00% (pays quarterly)(1)	6/20/30	3.16	(444,022)	520,810	76,788
Colombia	3,725	1.00% (pays quarterly)(1)	6/20/25	1.58	(103,195)	333,100	229,905
Indonesia	3,750	1.00% (pays quarterly)(1)	6/20/25	1.32	(56,349)	175,716	119,367
Mexico	2,640	1.00% (pays quarterly)(1)	6/20/30	2.18	(275,869)	305,647	29,778
Philippines	3,100	1.00% (pays quarterly)(1)	6/20/25	0.66	52,855	(42,180)	10,675
South Africa	1,840	1.00% (pays quarterly)(1)	6/20/21	1.72	(12,338)	21,417	9,079
Turkey	2,000	1.00% (pays quarterly)(1)	6/20/21	3.44	(46,391)	90,175	43,784
Turkey	2,400	1.00% (pays quarterly)(1)	6/20/25	4.85	(400,650)	427,188	26,538

Total	$22,855				$(1,352,649)	$1,919,181	$566,532

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	8.52%	$(154,314)	$40,719	$(113,595)

Total		$1,150				$(154,314)	$40,719	$(113,595)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $24,005,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of June 30, 2020 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral
Bank of America	6/23/20	7/23/20	0.30%	$10,428,926	$10,429,621	$11,062,393
Bank of America	6/23/20	7/23/20	0.35	30,821,367	30,823,764	33,138,158
Bank of Montreal	6/23/20	7/23/20	0.28	18,218,410	18,219,544	19,496,418

Total				$59,468,703	$59,472,929	$63,696,969

The Fund also pledged cash of $2,492,942 and $270,000 to Bank of America and Bank of Montreal, respectively, as additional collateral for its reverse repurchase agreements. At June 30, 2020, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at June 30, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at June 30, 2020.

Restricted Securities

At June 30, 2020, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$0

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$0

Total Restricted Securities			$1,925,397	$0

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $26,722,069, which represents 1.8% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$24,661,698	$237,091,859	$(235,042,107)	$11,053	$(434)	$26,722,069	$29,558	26,722,069

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$729,777,124	$561,096	$730,338,220
Corporate Bonds & Notes	—	758,901,253	—	758,901,253
Foreign Government Securities	—	66,791,187	—	66,791,187
Sovereign Loans	—	8,837,974	—	8,837,974
Mortgage Pass-Throughs	—	190,605,901	—	190,605,901
Collateralized Mortgage Obligations	—	319,553,075	—	319,553,075
Commercial Mortgage-Backed Securities	—	75,122,591	—	75,122,591
Asset-Backed Securities	—	116,366,862	—	116,366,862
Common Stocks	541,318	1,751,090	3,857,670	6,150,078
Convertible Bonds	—	4,119,457	—	4,119,457
Convertible Preferred Stocks	—	—	0	0
Preferred Stocks	1,173,330	—	639,995	1,813,325
Closed-End Funds	21,776,319	—	—	21,776,319
Warrants	—	—	0	0
Miscellaneous	—	12,991	0	12,991
Short-Term Investments - U.S. Treasury Obligations	—	499,999	—	499,999
Other	—	26,722,069	—	26,722,069
Total Investments	$23,490,967	$2,299,061,573	$5,058,761	$2,327,611,301
Forward Foreign Currency Exchange Contracts	$—	$90,754	$—	$90,754
Futures Contracts	448,360	—	—	448,360
Swap Contracts	—	71,610	—	71,610
Total	$23,939,327	$2,299,223,937	$5,058,761	$2,328,222,025

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,209,684)	$—	$(3,209,684)
Futures Contracts	(36,087)	—	—	(36,087)
Swap Contracts	—	(4,397,580)	—	(4,397,580)
Total	$(36,087)	$(7,607,264)	$—	$(7,643,351)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.